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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM N-1A

     REGISTRATION STATEMENT (NO. 2-56846) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 62

                                       AND


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 64


                              VANGUARD INDEX TRUST

        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.


               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
           ON OCTOBER 20, 2000 PURSUANT TO PARAGRAPH (B) OF RULE 485.

VANGUARD
U.S. STOCK INDEX FUNDS


INVESTOR SHARES AND ADMIRAL SHARES
PROSPECTUS
OCTOBER ., 2000

VANGUARD TOTAL STOCK MARKET INDEX FUND

VANGUARD 500 INDEX FUND

VANGUARD EXTENDED MARKET INDEX FUND

VANGUARD MID-CAP INDEX FUND*

VANGUARD SMALL-CAP INDEX FUND

VANGUARD VALUE INDEX FUND

VANGUARD SMALL-CAP VALUE INDEX FUND*

VANGUARD GROWTH INDEX FUND

VANGUARD SMALL-CAP GROWTH INDEX FUND*


*INVESTOR SHARES ONLY

This prospectus contains
financial data for the Funds
through the period ended
June 30, 2000.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD U.S. STOCK INDEX FUNDS


INVESTOR SHARES AND ADMIRAL SHARES

Prospectus
October ., 2000
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CONTENTS

1 AN INTRODUCTION TO INDEX FUNDS          35 INVESTMENT ADVISER

2 FUND PROFILES                           35 DIVIDENDS, CAPITAL GAINS, AND TAXES

2 Vanguard Total Stock Market Index Fund  37 SHARE PRICE

5 Vanguard 500 Index Fund                 37 FINANCIAL HIGHLIGHTS

8 Vanguard Extended Market Index Fund     43 INVESTING WITH VANGUARD

11 Vanguard Mid-Cap Index Fund              43 Buying Shares

14 Vanguard Small-Cap Index Fund            45 Converting Shares

17 Vanguard Value Index Fund                45 Redeeming Shares

20 Vanguard Small-Cap Value Index Fund      47 Other Rules You Should Know

23 Vanguard Growth Index Fund               50 Fund and Account Updates

26 Vanguard Small-Cap Growth Index Fund     50 Contacting Vanguard

29 MORE ON THE FUNDS                      GLOSSARY (inside back cover)

34 THE FUNDS AND VANGUARD

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WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objectives, risks, and strategies of the Vanguard U.S. Stock Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investments for you. We suggest that you keep it for future reference.
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SHARE CLASSES

Each of the Vanguard Stock Index Funds offers two or three separate classes of shares. This prospectus offers Investor Shares for all of the Funds as well as Admiral Shares for six of the Funds (500 Index Fund, Total Stock Market Index Fund, Extended Market Index Fund, Growth Index Fund, Value Index Fund, and Small-Cap Index Fund). Please note that Admiral Shares are NOT available to:
o    SIMPLE IRAs and 403(b)(7) custodial accounts;
o Other retirement plan accounts receiving special administrative services from Vanguard; or
o Accounts maintained by financial intermediaries, except in limited circumstances.
     Please call Vanguard at 1-800-523-1036 to obtain a separate prospectus that offers Institutional Shares for all of the Funds (except 500 Index Fund). Institutional Shares have an investment minimum of $10 million and generally are not available through financial intermediaries or retirement plans receiving special administrative services from Vanguard.
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AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?


An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that make up the index.


     Stock index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example, the entire U.S. stock market.

     Index funds do not have active managers, who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

     KEEP IN MIND THAT AN INDEX FUND HAS OPERATING EXPENSES AND TRANSACTION COSTS; A MARKET INDEX DOES NOT. THEREFORE, AN INDEX FUND--WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE--WILL TYPICALLY BE UNABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY.

WHAT INDEX FUNDS DOES VANGUARD OFFER?

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard's U.S. Stock Index Funds. There are nine such funds, each of which seeks to track a different segment of the U.S. stock market:

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FUND                                          SEEKS TO TRACK
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Vanguard Total Stock  Market Index Fund       The overall  stock market
Vanguard 500 Index  Fund                      Large-cap  stocks
Vanguard Extended  Market  Index  Fund        Mid- and small-cap stocks
Vanguard Mid-Cap Index Fund                   Mid-cap stocks
Vanguard Small-Cap Index Fund                 Small-cap  stocks
Vanguard Value Index Fund                     Large-cap  value stocks
Vanguard Small-Cap Value Index Fund           Small-cap value stocks
Vanguard Growth Index Fund                    Large-cap  growth stocks
Vanguard Small-Cap  Growth Index Fund         Small-cap growth stocks
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     This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE

VANGUARD(R) TOTAL STOCK MARKET INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over- the-counter market. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISK
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

PERFORMANCE/RISK INFORMATION


The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

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                     ANNUAL TOTAL RETURNS-INVESTOR SHARES
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 SCALE -20%  - 50%
                                 1993      10.62%
                                 1994      -0.17%
                                 1995      35.79%
                                 1996      20.96%
                                 1997      30.99%
                                 1998      23.26%
                                 1999      23.81%
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Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 or the transaction fee on purchases through 1995. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was -0.45%.
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During the period shown in the bar chart, the highest return for a calendar quarter was 21.51% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.07% (quarter ended September 30, 1998).

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          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
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                                                                      SINCE
                                               1 YEAR     5 YEARS   INCEPTION*
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     Vanguard Total Stock Market Index Fund-
       Investor Shares**                       23.81%     26.84%      19.80%
     Wilshire 5000 Index                       23.77%     27.11%      20.11%
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       *April 27, 1992.
      **Return  figures do not reflect the  account  maintenance  fee imposed on accounts with balances of less than $10,000 or the transaction fee on purchases through 1995.
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FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses for Investor Shares are based upon those incurred in the fiscal year ended December 31, 1999; for Admiral Shares, the expenses are based on estimated amounts for the current fiscal year.

                                                       INVESTOR          ADMIRAL
                                                        SHARES            SHARES
                                                      ----------     -----------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Transaction Fee on Purchases:                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under             $2.50/           None
$10,000):                                            quarter**

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.18%          0.13%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.20%          0.15%

    *The Fund  reserves  the  right  to  deduct a  transaction  fee from  future purchases of shares.
    **The  account   maintenance  fee  will  be  deducted  from  your  quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.


The following example is intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

4


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                   1 YEAR           3 YEARS         5 YEARS     10 YEARS
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Investor Shares     $20             $64             $113        $255
Admiral Shares      $15             $48             $85         $192
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THIS  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  TO  REPRESENT   ACTUAL  EXPENSES  OR
PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

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ADDITIONAL INFORMATION

DIVIDENDS  AND CAPITAL  GAINS          CONVERSION  FEATURES
Dividends  are  distributed quarterly    Investor Shares--May   be  converted to
in March, June, September, and         Admiral Shares if you meet certain
December;  capital   gains,   if any   account balance and tenure requirements
are   distributed annually in December   Admiral Shares--Will be converted to
                                       Investor Shares if you are no longer
INVESTMENT ADVISER                     eligible for Admiral Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                        NEWSPAPER ABBREVIATION
                                       Investor Shares--TotSt
INCEPTION DATE                         Admiral Shares--.
Investor Shares--April 27, 1992
Admiral Shares--November 13, 2000      VANGUARD FUND NUMBER
                                       Investor Shares--085
                                       Admiral Shares--585
NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2000                          CUSIP NUMBER
$24.3 billion                          Investor Shares--922908306
                                       Admiral Shares-- 922908728
SUITABLE FOR IRAS
Yes (both classes of shares)           TICKER SYMBOL
                                       Investor Shares--VTSMX
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
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FUND PROFILE--VANGUARD (R) 500 INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.

INVESTMENT STRATEGIES


The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
o THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Large-capitalization stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

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                     ANNUAL TOTAL RETURNS-INVESTOR SHARES
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 SCALE -20%  - 50%
                                 1990      -3.32%
                                 1991      30.22%
                                 1992       7.42%
                                 1993       9.89%
                                 1994       1.18%
                                 1995      37.45%
                                 1996      22.88%
                                 1997      33.19%
                                 1998      28.62%
                                 1999      21.07%
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Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was -1.35%.
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     During the period shown in the bar chart, the highest return for a calendar quarter was 21.39% (quarter ended December 31, 1998) and the lowest return for a quarter was -13.76% (quarter ended September 30, 1990).

6


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            AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
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                                     1 YEAR     5 YEARS     10 YEARS
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      Vanguard 500 Index Fund--
       Investor Shares*              21.07%      28.49%       18.07%
      S&P 500 Index                  21.04       28.56        18.21
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      *Return  figures do not  reflect the  account  maintenance  fee imposed on accounts with balances of less than $10,000.
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FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses for Investor Shares are based upon those incurred in the fiscal year ended December 31, 1999; for Admiral Shares, the expenses are based on estimated amounts for the current fiscal year.

                                                         INVESTOR        ADMIRAL
                                                          SHARES          SHARES
                                                       -------------  ----------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Transaction Fee on Purchases:                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under             $2.50/           None
$10,000):                                            quarter**

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.16%          0.10%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.02%

 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.18%          0.12%


    *The Fund  reserves  the  right  to  deduct a  transaction  fee from  future purchases of shares.
    **The  account   maintenance  fee  will  be  deducted  from  your  quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


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                   1 YEAR           3 YEARS         5 YEARS     10 YEARS
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Investor Shares     $18             $58             $101        $230
Admiral Shares      $12             $39             $68         $154
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THIS  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  TO  REPRESENT   ACTUAL  EXPENSES  OR
PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

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ADDITIONAL INFORMATION

DIVIDENDS  AND CAPITAL  GAINS              CONVERSION  FEATURES
Dividends  are  distributed quarterly in     Investor Shares--May  be  converted
March, June, September, and December;      to Admiral Shares if you meet certain
capital   gains,   if  any,  are           account balance and tenure
distributed  annually in December          requirements
                                             Admiral Shares--Will be converted
INVESTMENT ADVISER                         to Investor Shares if you are no
The Vanguard Group, Valley Forge, Pa.,     longer eligible for Admiral Shares
since inception
                                           NEWSPAPER ABBREVIATION
INCEPTION DATE                             Investor Shares--500
Investor Shares--August 31, 1976           Admiral Shares--
Admiral Shares--November 13, 2000
                                           VANGUARD FUND NUMBER
NET ASSETS (ALL SHARE CLASSES) AS OF       Investor Shares--040
JUNE 30, 2000                              Admiral Shares--540
$105.6 billion
                                           CUSIP NUMBER
SUITABLE FOR IRAS                          Investor Shares--922908108
Yes (both classes of shares)               Admiral Shares--922908710

MINIMUM INITIAL INVESTMENT
  Investor Shares--$3,000; $1,000 for      TICKER SYMBOL
IRAs and custodial accounts for minors     Investor Shares--VFINX
  Admiral Shares--$250,000
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8

FUND PROFILE

VANGUARD (R) EXTENDED MARKET INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid- and small-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of medium-sized and small U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
o THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o The Fund is also subject to investment style risk, which is the chance that returns from mid- or small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small- and mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently from the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

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                     ANNUAL TOTAL RETURNS-INVESTOR SHARES
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SCALE -20%  - 50%
                                 1990     -14.05%
                                 1991      41.85%
                                 1992      12.47%
                                 1993      14.49%
                                 1994      -1.76%
                                 1995      33.80%
                                 1996      17.65%
                                 1997      26.73%
                                 1998       8.32%
                                 1999      36.22%
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Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 or the transaction fee on purchases through March 31, 2000. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was 3.95%.
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9


     During the period shown in the bar chart, the highest return for a calendar quarter was 29.54% (quarter ended December 31, 1999) and the lowest return for a quarter was -18.87% (quarter ended September 30, 1990).

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          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
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                                       1 YEAR     5 YEARS     10 YEARS
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      Vanguard Extended  Market Index
       Fund--Investor  Shares*         36.22%     24.10%       16.33%
      Wilshire 4500 Index              35.37      23.65        16.16
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      *Return  figures do not  reflect the  account  maintenance  fee imposed on accounts with balances of less than $10,000 or the transaction fee on purchases through March 31, 2000.
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FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses for Investor Shares are based upon those incurred in the fiscal year ended December 31, 1999; for Admiral Shares, the expenses are based on estimated amounts for the current fiscal year.

                                                       INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                     -----------      ----------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Transaction Fee on Purchases:                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under               $10/           None
$10,000):                                               year**

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.22%          0.17%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.03%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.25%          0.20%

    *The Fund  reserves  the  right  to  deduct a  transaction  fee from  future purchases of shares.
    **The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

10


The following example is intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

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                   1 YEAR           3 YEARS         5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Investor Shares     $26             $80             $141        $318
Admiral Shares      $20             $64             $113        $255
--------------------------------------------------------------------------------

THIS  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  TO  REPRESENT   ACTUAL  EXPENSES  OR
PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

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ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS          CONVERSION FEATURES
Distributed annually in December       Investor Shares--May be converted to
                                     Admiral Shares if you meet certain
INVESTMENT ADVISER                   account balance and tenure requirements
The Vanguard Group, Valley Forge,      Admiral Shares--Will be converted to
Pa.,                                 Investor Shares if you are no longer
since inception                       eligible for Admiral Shares

INCEPTION DATE                       NEWSPAPER ABBREVIATION
Investor Shares--December 21, 1987   Investor Shares--Extnd
Admiral Shares--November 13, 2000    Admiral Shares--.

NET ASSETS (ALL SHARE CLASSES)       VANGUARD FUND NUMBER
AS OF JUNE 30, 2000                  Investor Shares--098
$6.1 billion                         Admiral Shares--598

SUITABLE FOR IRAS                    CUSIP NUMBER
Yes (both classes of shares)         Investor Shares--922908207
                                     Admiral Shares--922908694
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for TICKER SYMBOL
 IRAs and custodial accounts for     Investor Shares--VEXMX
 minors
 Admiral Shares--$250,000
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FUND PROFILE--VANGUARD (R) MID-CAP INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

   >
INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-sized U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
o THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o The Fund is also subject to investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from other asset classes or the overall stock market. Mid-cap stocks historically have been more volatile in price than the large- cap stocks that dominate the S&P 500 Index and perform differently from the overall stock market.


PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since its inception. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
--------------------------------------------------------------------------------
                           ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                            1999      15.32%
--------------------------------------------------------------------------------
The return figure does not reflect the account maintenance fee imposed on accounts with balances of less than $10,000. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was 22.60%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 17.27% (quarter ended December 31, 1999) and the lowest return for a quarter was -8.20% (quarter ended September 30, 1999).

12

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          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                     1 YEAR              SINCE INCEPTION*
--------------------------------------------------------------------------------
      Vanguard Mid-Cap Index          15.32%                  14.93%
        Fund**
      S&P MidCap 400 Index            14.72                   14.12
--------------------------------------------------------------------------------
       *May 21, 1998.
      **Return  figures do not reflect the  account  maintenance  fee imposed on accounts with balances of less than $10,000.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                      None*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None
      Account Maintenance Fee (for accounts under $10,000):        $10/year**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.22%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.25%

    *The Fund  reserves  the  right  to  deduct a  transaction  fee from  future purchases of shares.
    **The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                   1 YEAR           3 YEARS         5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                     $26             $80             $141        $318
--------------------------------------------------------------------------------

THIS  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  TO  REPRESENT   ACTUAL  EXPENSES  OR
PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS          MINIMUM INITIAL INVESTMENT
Distributed annually in December     $3,000; $1,000 for IRAs and custodial
                                     accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,    NEWSPAPER ABBREVIATION
Pa.,                                 MidCp
since inception

INCEPTION DATE                       VANGUARD FUND NUMBER
May 21, 1998                         859

NET ASSETS (ALL SHARE CLASSES)       CUSIP NUMBER
AS OF                                922908843
JUNE 30, 2000
$1.1 billion                         TICKER SYMBOL
                                     VIMSX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

14

FUND PROFILE--VANGUARD (R) SMALL-CAP INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Small Stock Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies out of the 3,000 largest U.S. companies. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
o THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small-cap stocks historically have been more volatile in price than the large- cap stocks that dominate the S&P 500 Index, and perform differently from the overall stock market.


PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                     ANNUAL TOTAL RETURNS-INVESTOR SHARES
--------------------------------------------------------------------------------
SCALE -20%  - 50%
                                 1990     -18.13%
                                 1991      45.26%
                                 1992      18.20%
                                 1993      18.70%
                                 1994      -0.51%
                                 1995      28.74%
                                 1996      18.12%
                                 1997      24.59%
                                 1998      -2.61%
                                 1999      23.13%
--------------------------------------------------------------------------------
Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 or the transaction fee on purchases through March 31, 2000. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was 4.39%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 29.29% (quarter ended March 31, 1991) and the lowest return for a quarter was -24.00% (quarter ended September 30, 1990).


--------------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                       1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
      Vanguard Small-Cap Index Fund--
       Investor Shares*                23.13%      17.84%        14.20%
      Russell 2000 Index               21.26       16.69         13.40
--------------------------------------------------------------------------------
      *Return  figures do not  reflect the  account  maintenance  fee imposed on accounts with balances of less than $10,000 or the transaction fee on purchases through March 31, 2000.
--------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses for Investor Shares are based upon those incurred in the fiscal year ended December 31, 1999; for Admiral Shares, the expenses are based on estimated amounts for the current fiscal year.

                                                       INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                     ----------      ----------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Transaction Fee on Purchases:                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under               $10/           None
$10,000):                                               year**

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.21%          0.16%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.04%          0.04%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.25%          0.20%

    *The Fund  reserves  the  right  to  deduct a  transaction  fee from  future purchases of shares.
    **The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

16


The following example is intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                   1 YEAR           3 YEARS         5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Investor Shares     $26             $80             $141        $318
Admiral Shares      $20             $64             $113        $255
--------------------------------------------------------------------------------


THIS  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  TO  REPRESENT   ACTUAL  EXPENSES  OR
PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS          CONVERSION FEATURES
Distributed annually in December       Investor Shares--May be converted to
                                     Admiral Shares if you meet certain
INVESTMENT ADVISER                   account balance and tenure requirements
The Vanguard Group, Valley Forge,      Admiral Shares--Will be converted to
Pa.,                                 Investor Shares if you are no longer
since inception                      eligible for Admiral Shares

INCEPTION DATE                       NEWSPAPER ABBREVIATION
Investor Shares--October 3, 1960     Investor Shares--SmCap
Admiral Shares--November 13, 2000    Admiral Shares--.

NET ASSETS (ALL SHARE CLASSES)       VANGUARD FUND NUMBER
AS OF                                Investor Shares--048
JUNE 30, 2000                        Admiral Shares--548
$4.6 billion
                                     CUSIP NUMBER
SUITABLE FOR IRAS                    Investor Shares--922908702
Yes (both classes of shares)         Admiral Shares--922908686

MINIMUM INITIAL INVESTMENT           TICKER SYMBOL
 Investor Shares--$3,000; $1,000 for Investor Shares--NAESX
IRAs and custodial accounts for
minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD (R) VALUE INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
o THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION

The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                     ANNUAL TOTAL RETURNS-INVESTOR SHARES
--------------------------------------------------------------------------------
SCALE -20%  - 50%
                                 1993      18.35%
                                 1994      -0.73%
                                 1995      36.94%
                                 1996      21.86%
                                 1997      29.77%
                                 1998      14.64%
                                 1999      12.57%
--------------------------------------------------------------------------------
Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was 4.31%.
--------------------------------------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 17.50% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.96% (quarter ended September 30, 1998).

18


--------------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                  SINCE
                                      1 YEAR     5 YEARS       INCEPTION*
--------------------------------------------------------------------------------
      Vanguard Value Index Fund--
        Investor Shares**              12.57%     22.82%         18.66%
      S&P 500/BARRA Value Index        12.72      22.94          18.81
--------------------------------------------------------------------------------
       *November 2, 1992.
      **Return  figures do not reflect the  account  maintenance  fee imposed on accounts with balances of less than $10,000.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses for Investor Shares are based upon those incurred in the fiscal year ended December 31, 1999; for Admiral Shares, the expenses are based on estimated amounts for the current fiscal year.

                                                       INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                    ------------     ----------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Transaction Fee on Purchases:                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under             $2.50/           None
$10,000):                                            quarter**

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.19%          0.14%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.03%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.22%          0.17%


    *The Fund  reserves  the  right  to  deduct a  transaction  fee from  future purchases of shares.
    **The  account   maintenance  fee  will  be  deducted  from  your  quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


--------------------------------------------------------------------------------
                   1 YEAR           3 YEARS         5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Investor Shares     $23             $71             $124        $280
Admiral Shares      $17             $55              $96        $217
--------------------------------------------------------------------------------

THIS  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  TO  REPRESENT   ACTUAL  EXPENSES  OR
PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS  AND CAPITAL  GAINS          CONVERSION  FEATURES
Dividends  are  distributed quarterly    Investor Shares--May   be  converted to
in  March, June, September, and        Admiral Shares if you meet certain
December; capital   gains,   if  any,  account balance and tenure requirements
are distributed annually in December     Admiral Shares--Will be converted to
                                       Investor Shares if you are no longer
INVESTMENT ADVISER                     eligible for Admiral Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                        NEWSPAPER ABBREVIATION
                                       Investor Shares--Value
INCEPTION DATE                         Admiral Shares--.
Investor Shares--November 2, 1992
Admiral Shares--November 13, 2000      VANGUARD FUND NUMBER
                                       Investor Shares--006
NET ASSETS (ALL SHARE CLASSES) AS OF   Admiral Shares--506
JUNE 30, 2000
$4 billion                             CUSIP NUMBER
                                       Investor Shares--922908405
SUITABLE FOR IRAS                      Admiral Shares--922908678
Yes (both classes of shares)
                                       TICKER SYMBOL
MINIMUM INITIAL INVESTMENT             Investor Shares--VIVAX
  Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
  Admiral Shares--$250,000
--------------------------------------------------------------------------------

20

FUND PROFILE-- VANGUARD (R) SMALL-CAP VALUE INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
o THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently from the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since its inception. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                               ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                 1999      3.35%
--------------------------------------------------------------------------------
The return figure does not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 or the transaction fee on purchases. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was 13.29%.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.08% (quarter ended June 30, 1999) and the lowest return for a quarter was -9.50% (quarter ended March 31, 1999).

--------------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                       1 YEAR            SINCE INCEPTION*
--------------------------------------------------------------------------------

      Vanguard Small-Cap Value          2.83%                  -6.31%
        Index Fund**
      S&P SmallCap 600/BARRA            3.03                   -6.73
        Value Index
--------------------------------------------------------------------------------
       *May 21, 1998.
      **Return  figures do not reflect the  account  maintenance  fee imposed on accounts with balances of less than $10,000 but do reflect the transaction fee of 0.50% on purchases.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                    0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None
      Account Maintenance Fee (for accounts under $10,000):              $10/
                                                                       year**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.20%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.05%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.25%

    *The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends or capital gains.
    **The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                   1 YEAR           3 YEARS         5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                    $20               $64            $113         $255
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

22


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS            MINIMUM INITIAL INVESTMENT
Distributed annually in December       $3,000; $1,000 for IRAs and custodial
                                       accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa., NEWSPAPER ABBREVIATION
since inception                        SmVal

INCEPTION DATE                         VANGUARD FUND NUMBER
May 21, 1998                           860

NET ASSETS (ALL SHARE CLASSES) AS OF   CUSIP NUMBER
JUNE 30, 2000                          922908793
$279 million
                                       TICKER SYMBOL
SUITABLE FOR IRAS                      VISVX
Yes
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD/(R)/ GROWTH INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Growth Index, which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to:

o Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

o Nondiversification risk, which is the chance that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks. This is because the Fund invests a greater percentage of its assets in the stocks of fewer companies as compared with other mutual funds.

PERFORMANCE/RISK INFORMATION

The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                     ANNUAL TOTAL RETURNS-INVESTOR SHARES
--------------------------------------------------------------------------------
SCALE -20%  - 50%
                                 1993       1.53%
                                 1994       2.89%
                                 1995      38.06%
                                 1996      23.74%
                                 1997      36.34%
                                 1998      42.21%
                                 1999      28.76%
--------------------------------------------------------------------------------
Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was -6.41%.
--------------------------------------------------------------------------------

24

     During the period shown in the bar chart, the highest return for a calendar quarter was 24.64% (quarter ended December 31, 1998) and the lowest return for a quarter was -7.21% (quarter ended September 30, 1998).


--------------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                   SINCE
                                      1 YEAR      5 YEARS        INCEPTION*
--------------------------------------------------------------------------------
      Vanguard Growth Index Fund--
       Investor Shares**             28.76%        33.65%         23.74%
      S&P 500/BARRA Growth Index     28.25         33.64          23.84
--------------------------------------------------------------------------------
       *November 2, 1992.
      **Return  figures do not reflect the  account  maintenance  fee imposed on accounts with balances of less than $10,000.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses for Investor Shares are based upon those incurred in the fiscal year ended December 31, 1999; for Admiral Shares, the expenses are based on estimated amounts for the current fiscal year.

                                                      INVESTOR         ADMIRAL
                                                       SHARES          SHARES
                                                    ------------     ----------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Transaction Fee on Purchases:                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None
Account Maintenance Fee (for accounts under             $2.50/           None
$10,000):                                            quarter**

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.20%          0.14%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.03%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.22%          0.17%

    *The Fund  reserves  the  right  to  deduct a  transaction  fee from  future purchases of shares.
    **The  account   maintenance  fee  will  be  deducted  from  your  quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                   1 YEAR           3 YEARS         5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Investor Shares     $23             $71             $124        $280
Admiral Shares      $17             $55              $96        $217
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS  AND CAPITAL  GAINS          CONVERSION  FEATURES
Dividends  are  distributed quarterly    Investor Shares--May   be  converted
in  March, June, September, and        to Admiral Shares if you meet certain
December; capital   gains,   if  any,  account balance and tenure requirements
are distributed annually in December     Admiral Shares--Will be converted to
                                       Investor Shares if you are no longer
INVESTMENT ADVISER                     eligible for Admiral Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                        NEWSPAPER ABBREVIATION
                                       Investor Shares--Growth
INCEPTION DATE                         Admiral Shares--.
Investor Shares--November 2, 1992
Admiral Shares--November 13, 2000      VANGUARD FUND NUMBER
                                       Investor Shares--009
                                       Admiral Shares--509
NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2000                          CUSIP NUMBER
$17.2 billion                          Investor Shares--922908504
                                       Admiral Shares--922908660
SUITABLE FOR IRAS
Yes (both classes of shares)           TICKER SYMBOL
                                       Investor Shares--VIGRX
MINIMUM INITIAL INVESTMENT
  Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
  Admiral Shares--$250,000
--------------------------------------------------------------------------------

26

FUND PROFILE-- VANGUARD (R) SMALL-CAP GROWTH INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
o THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently from the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since its inception. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

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                                ANNUAL TOTAL RETURN
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SCALE -20%  - 50%
                                  1999      19.80%
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The return figure does not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 or the transaction fee on purchases. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was 8.52%.
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27

 During the period shown in the bar chart, the highest return for a calendar quarter was 20.69% (quarter ended December 31, 1999) and the lowest return for a quarter was -8.29% (quarter ended March 31, 1999).


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          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
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                                        1 YEAR            SINCE INCEPTION*
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      Vanguard Small-Cap Growth
        Index Fund**                    19.20%                8.17%
      S&P SmallCap 600/BARRA            19.57                 8.24
      Growth Index
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       *May 21, 1998.
      **Return  figures do not reflect the  account  maintenance  fee imposed on accounts with balances of less than $10,000 but do reflect the transaction fee of 0.50% on purchases.
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FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                  None
      Transaction Fee on Purchases:                            0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:       None
      Redemption Fee:                                            None
      Exchange Fee:                                              None
      Account Maintenance Fee (for accounts under $10,000):      $10/
                                                               year**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                      0.20%
      12b-1 Distribution Fee:                                    None
      Other Expenses:                                           0.05%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                    0.25%

    *The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.
    **The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be automatically redeemed to make up the difference.

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     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

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                   1 YEAR           3 YEARS         5 YEARS     10 YEARS
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Investor Shares     $75             $130             $190        $367
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 THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


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ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS            MINIMUM INITIAL INVESTMENT
Distributed annually in December       $3,000; $1,000 for IRAs and custodial
                                       accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,      NEWSPAPER ABBREVIATION
Pa.,                                   SmGth
since inception

INCEPTION DATE                         VANGUARD FUND NUMBER
May 21, 1998                           861

NET ASSETS (ALL SHARE CLASSES) AS OF   CUSIP NUMBER
JUNE 30, 2000                          922908827
$386 million
                                       TICKER SYMBOL
SUITABLE FOR IRAS                      VISGX
Yes
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MORE ON THE FUNDS
The following sections discuss other important features of Vanguard U.S. Stock Index Funds.

WHY INVEST IN INDEX FUNDS?
Index funds appeal to many investors for a number of reasons:
o Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
o Relative consistency. Because they seek to track market benchmarks, index funds by definition will not perform dramatically better or worse than their target indexes.
o Low cost. Index funds do not have many of the expenses of an actively managed fund, such as research costs; in addition, they keep trading activity--and thus brokerage commissions--to a minimum.


     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-sized companies than they do with large, well-established companies.


INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select stocks.

     Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index (such as Vanguard 500 Index Fund) would invest about 5% of its assets in that company. The 500, Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ the replication method of indexing.

     Because it would be very expensive to buy and sell all of the stocks held in certain indexes (the Wilshire 5000 Index, for example, included more than 7,000 stocks as of December 31, 1999), many funds tracking these larger indexes use a "sampling" technique. At Vanguard, we use a sophisticated computer program to select a representative sample of stocks from a Fund's target index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield, and other characteristics. For instance, if 10% of the Wilshire 5000 Index were made up of utility stocks, the Total Stock Market Index Fund would invest about 10% of its assets in some--but not all--of those utility stocks. The particular utility stocks selected by the Fund, as a group, would have investment characteristics similar to those of the utility stocks in the Index. Although the Funds' adviser attempts to closely track the performance of the index, there is no guarantee that securities selected for a Fund will provide investment performance exactly matching that of its target index. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ the sampling method of indexing.

     Each Fund seeks to provide investment results that correspond to its target index. The correlation between the performance of a Fund and its target index is expected to be at least 95%. (A correlation of 100% would indicate perfect correlation.)

30

     The following table shows the number of stocks held by each of the Funds, and the number of stocks in each Fund's target index, as of December 31, 1999.

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                           NUMBER OF             NUMBER OF STOCKS
FUND                      STOCKS HELD            IN TARGET INDEX
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Total Stock Market             3,375                 7,093
500                              507                   500
Extended Market                2,843                 6,605
Mid-Cap                          402                   400
Small-Cap                      1,768                 1,857
Value                            398                   394
Small-Cap Value                  406                   403
Growth                           110                   106
Small-Cap Growth                 198                   197
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                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS
Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such factors as earnings and book value, and these stocks typically have above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
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ADDITIONAL RISK INFORMATION

[FLAG] EACH FUND IS  SUBJECT  TO MARKET  RISK,  WHICH IS THE  CHANCE  THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the S&P 500 Index, which--in addition to being the target index for Vanguard 500 Index Fund--is a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

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                             U.S. STOCK MARKET RETURNS (1926-1999)
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                 1 YEAR        5 YEARS          10 YEARS           20 YEARS
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Best             54.2%         28.6%            19.9%              17.9%
Worst            -43.1        -12.4             -0.9                3.1
Average           13.2         11.0             11.1               11.1
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     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or any Fund in particular.

     Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/BARRA Value Index and the S&P 500/BARRA Growth Index (the target indexes for the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/BARRA Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/BARRA Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the S&P 500 Index's stocks. However, both value and growth stocks have the potential at times to be more volatile than the broader market.

[FLAG] THE FUNDS ARE ALSO SUBJECT, IN VARYING DEGREES, TO INVESTMENT STYLE RISK,
     WHICH IS THE CHANCE THAT RETURNS FROM A SPECIFIC TYPE OF STOCK (FOR INSTANCE, SMALL-CAP OR VALUE) WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION

[FLAG] As index  funds,  each of the U.S.  Stock  Index  Funds holds the largest stocks in its target index in approximately the same percentages as those stocks are represented in its index. When a target index becomes less diversified, a fund that tracks that index similarly becomes less diversified. This has happened to the GROWTH INDEX FUND. Due to the rapid appreciation of certain stocks in its target index, the Fund's top four holdings have at times represented more than 25% of its total assets. By tracking its target index, the Fund technically has become "nondiversified" under SEC standards, although it continues to hold more than 100 stock positions in a variety of market sectors. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not. Shareholders in Vanguard Growth Index Fund are subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks.


     In the unlikely event that the target index of any of the other Vanguard U.S. Stock Index Funds becomes dominated by just a few companies, shareholders in that Fund would similarly be subject to the risk of nondiversification.

32

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                                PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS
Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $13 billion; mid-cap funds as those holding stocks of companies with a market value between $1.5 billion and $13 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
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TRANSACTION FEES AND ACCOUNT MAINTENANCE FEES
Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund who do not generate the costs. All transaction fees are paid directly into the fund itself (unlike a sales charge or load that non-Vanguard funds may impose to compensate their sales representatives). Without transaction fees, some index funds would have trouble tracking their target indexes.

     In addition, Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a Fund's shares) on the date a dividend is distributed. This fee is intended to allocate the costs of maintaining accounts more equitably among shareholders. For funds that distribute dividends quarterly, the account maintenance fee is $2.50 per quarter, deducted from the quarterly dividend, which usually is distributed during the last two weeks of each calendar quarter. For funds that distribute dividends annually, the account maintenance fee is $10 per year, deducted from the annual dividend, which usually is distributed during the last two weeks of the calendar year. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a nontaxable account). If you are due a dividend that is less than the fee, fractional shares will be automatically redeemed to make up the difference. This fee cannot be prepaid.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Funds have adopted the following policies, among others, designed to discourage short-term trading:

o Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

o    Two  of  the  Funds  (Small-Cap  Value  and  Small-Cap   Growth)  charge  a
     transaction fee on purchases.

o There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
o    Telephone and online exchanges are not permitted for non-IRA accounts.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

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                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.
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TURNOVER RATE
Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes, such as the S&P 500, typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared to actively managed stock funds), because the indexes they track are more likely to change as a result of mergers, acquisitions, business failures, or growth of companies than a larger-cap index. The turnover rate of each Fund for each of the last five years (or since inception of the Fund, if shorter) is shown in the FINANCIAL HIGHLIGHTS section of this prospectus.

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                                PLAIN TALK ABOUT
                                  TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of December 31, 1999, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 18%; for all domestic stock funds, the average turnover rate was approximately 89%, according to Morningstar, Inc. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)
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INVESTMENT POLICIES
Each Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, or for any other reason determined in good faith by the Fund's Board of Trustees. In every such instance, the substitute index will measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.

34


     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.


     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds generally are managed without regard to tax ramifications.

     To track their target indexes as closely as possible, the Funds attempt to remain fully invested (at least 95% of total assets) in the stocks of the index. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.

     Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).

     For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. A Fund's obligation under futures contracts will not exceed 20% of that Fund's total assets.

     The reasons for which a Fund will invest in futures and options are:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.



PENDING LEGAL PROCEEDINGS
On June 8, 2000, Vanguard was sued by McGraw-Hill over Vanguard's right to use certain Standard & Poor's (S&P) trademarks and other intellectual property owned by McGraw-Hill. The suit currently is pending in the federal district court for the Southern District of New York. The suit requests, among other things: monetary damages; injunctive relief that would prevent Vanguard from using S&P indexes and S&P trademarks in connection with Vanguard's potential offering of an exchange-traded class of shares of the Funds; and declaratory relief that McGraw-Hill is entitled to terminate the license agreement that grants Vanguard the right to use certain S&P indexes and S&P trademarks. Vanguard believes that it should prevail in these proceedings; however, there is no assurance that it will do so.


THE FUNDS AND VANGUARD
The Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $570 billion. All of the funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


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                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
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INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser. As of June 30, 2000, Vanguard served as adviser for about $388.1 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the six months ended June 30, 2000, the investment advisory expenses represented an effective annual rate of approximately 0.01% of each Fund's average net assets.


     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. The Funds may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.


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                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER
The individual responsible for overseeing each Fund's investments is:


GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the company in 1987; A.B., Dartmouth College; M.B.A., University of Chicago.

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DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Total Stock Market, 500, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, Small-Cap,
Small-Cap Value, and Small-Cap Growth Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In

36

addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

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                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
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BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

o Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
o Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.


ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NON-TAXABLE EVENT. BY CONTRAST, A CONVERSION BETWEEN CLASSES OF SHARES OF DIFFERENT FUNDS IS A TAXABLE EVENT.



GENERAL INFORMATION

BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  31%  of  any  taxable
distributions  or redemptions from your account if you do not:
o    provide us with your correct taxpayer identification number;
o    certify that the taxpayer number is correct; and
o    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.

FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

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                                PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
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SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by dividing the net assets attributed to each share class by the number of shares outstanding for that class.

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds."

FINANCIAL HIGHLIGHTS

The following financial highlights tables pertain to the Funds' Investor Shares; Admiral Shares were not available during the periods shown. The tables are intended to help you understand each Fund's financial performance for the past five years or since inception, plus the six months ended June 30, 2000, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to - shareholders. The information for the six-month period ended June 30, 2000, has not been audited by independent accountants. You may have the annual reports - sent to you without charge by contacting Vanguard.

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                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
This explanation uses the Total Stock Market Index Fund as an example. The Fund began the six months ended June 30, 2000 with a net asset value (price) of $33.22 per share. During the period, the Fund earned $0.16 per share from investment income (interest and dividends). There was a decline of 0.39 per share from investments that had depreciated in value or that were sold for lower prices than the Fund paid for them.

Shareholders received $0.21 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

Investment losses ($0.23 per share) plus the distributions ($0.21 per share) resulted in a share price of $32.78 at the end of the period. This was a decrease of $0.44 per share (from $33.22 at the beginning of the period to $32.78 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -0.72% for the period.

As of June 30, 2000, the Fund (Investor Shares only) had $19.8 billion in net assets. For the six month period, its annualized expense ratio was 0.20% ($2.00 per $1,000 of net assets); and its annualized net investment income amounted to 1.00% of its average net assets. It sold and replaced securities valued at 8% of its net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                   VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                                            INVESTOR SHARES
                                          SIX MONTHS                    YEAR ENDED DECEMBER 31,
                                               ENDED----------------------------------------------------------------------
                                       JUNE 30, 2000*       1999            1998          1997          1996          1995
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $33.22      $27.42          $22.64        $17.77        $15.04       $11.37
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .16        .317            .336          .319           .29          .29
 Net Realized and Unrealized Gain (Loss)        (.39)      6.133           4.898         5.143          2.84         3.75
   on Investments
--------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations             (.23)      6.450           5.234         5.462          3.13         4.04
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           (.15)      (.330)          (.329)        (.322)         (.29)        (.28)
 Distributions from Realized Capital Gains      (.06)      (.320)          (.125)        (.270)         (.11)        (.09)
   Total Distributions                          (.21)      (.650)          (.454)        (.592)         (.40)        (.37)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $32.78      $33.22          $27.42        $22.64        $17.77       $15.04
==========================================================================================================================

TOTAL RETURN**                                -0.72%      23.81%          23.26%        30.99%        20.96%       35.79%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $19,829     $18,133          $9,308        $5,092        $3,531       $1,571
 Ratio of Total Expenses to
   Average Net Assets                       0.20%***       0.20%           0.20%         0.20%         0.22%        0.25%
 Ratio of Net Investment Income to
 Average Net Assets                         1.00%***       1.15%           1.44%         1.65%         1.86%        2.14%
 Turnover Rate                                8%***+          3%              3%            2%            3%           3%
==========================================================================================================================


   *Unaudited.
  **Total return figures do not reflect the 0.25% transaction fee on purchases through 1995 or the annual account maintenance fee of $10 applied on balances under $10,000.
 ***Annualized.
  +The turnover rate excluding in-kind redemptions was 4%.



--------------------------------------------------------------------------------------------------------------------------
                                                                  VANGUARD 500 INDEX FUND INVESTOR SHARES
                                          SIX MONTHS                      YEAR ENDED DECEMBER 31,
                                               ENDED---------------------------------------------------------------------
                                       JUNE 30, 2000        1999            1998          1997          1996         1995
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR           $135.33     $113.95          $90.07        $69.17        $57.60       $42.97
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .65       1.370            1.33          1.31          1.28         1.22
 Net Realized and Unrealized Gain (Loss)       (1.21)     22.415           24.30         21.50         11.82        14.76
   on Investments
--------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations             (.56)     23.785           25.63         22.81         13.10        15.98
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           (.61)      1.410)          (1.33)        (1.32)        (1.28)       (1.22)
 Distributions from Realized Capital              --       (.995)           (.42)         (.59)         (.25)        (.13)
   Gains
--------------------------------------------------------------------------------------------------------------------------
   Total Distributions                          (.61)     (2.405)          (1.75)        (1.91)        (1.53)       (1.35)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $134.16     $135.33         $113.95        $90.07        $69.17       $57.60
==========================================================================================================================
TOTAL RETURN**                                -0.42%      21.07%          28.62%        33.19%        22.88%       37.45%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)       $105,583    $104,652         $74,229       $49,358       $30,332      $17,372
 Ratio of Total Expenses to
  Average Net Assets                        0.18%***       0.18%           0.18%         0.19%         0.20%        0.20%
 Ratio of Net Investment Income to
  Average Net Assets                         .97%***       1.13%           1.35%         1.66%         2.04%        2.38%
 Turnover Rate+                                9%***          6%              6%            5%            5%           4%
==========================================================================================================================


   *Unaudited.
  **Total return figures do not reflect the annual account maintenance fee of
    $10 applied on balances under $10,000.
 ***Annualized.
   +Turnover rates excluding in-kind redemptions were 7%, 3%, 3%, 3%, 2%, and 2%, respectively.

40

--------------------------------------------------------------------------------------------------------------------------
                                                                   VANGUARD EXTENDED MARKET INDEX FUND
                                                                             INVESTOR SHARES
                                          SIX MONTHS                      YEAR ENDED DECEMBER 31,
                                               ENDED----------------------------------------------------------------------
                                       JUNE 30, 2000        1999            1998          1997          1996          1995
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $37.07      $30.63          $30.76        $26.20        $24.07       $18.52
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .143        .297            .388          .351           .34          .30
 Net Realized and Unrealized Gain (Loss)
   on Investments                               .077      10.101           2.025         6.479          3.85         5.95

--------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations             .220      10.398           2.413         6.830          4.19         6.25
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income             --       (.318)          (.373)        (.360)         (.34)        (.30)
 Distributions from Realized Capital Gains    (1.110)     (3.640)         (2.170)       (1.910)        (1.72)        (.40)
--------------------------------------------------------------------------------------------------------------------------
   Total Distributions                        (1.110)     (3.958)         (2.543)       (2.270)        (2.06)        (.70)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $36.18      $37.07          $30.63        $30.76        $26.20       $24.07
==========================================================================================================================

TOTAL RETURN**                                 0.16%      36.22%           8.32%        26.73%        17.65%       33.80%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)         $5,028      $4,221          $2,939        $2,723        $2,099       $1,523
 Ratio of Total Expenses to
  Average Net Assets                        0.25%***       0.25%           0.23%         0.23%         0.25%        0.25%
 Ratio of Net Investment Income to Average
  Net Assets                                 .82%***       1.04%           1.21%         1.30%         1.42%        1.51%
 Turnover Rate                                30%***         26%             27%           15%           22%          15%
==========================================================================================================================


  *Unaudited.
  **Total return figures do not reflect transaction fees on purchases (0.25% from October 31, 1997 through March 31, 2000; 0.5% from 1995 through October 31, 1997) or the annual account maintenance fee of $10 applied on balances under $10,000.
 ***Annualized.



----------------------------------------------------------------------------------------------
                                                         VANGUARD MID-CAP INDEX FUND
                                                                INVESTOR SHARES
                                    SIX MONTHS ENDED        YEAR ENDED           APR. 20** TO
                                      JUNE 30, 2000*      DEC. 31, 1999         DEC. 31, 1998
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $11.30             $10.79                $10.00
----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                        .051               .073                  .053
 Net Realized and  Unrealized Gain
  (Loss) on  Investments                     1.009              1.448                  .840
----------------------------------------------------------------------------------------------
  Total from  Investment Operations          1.060              1.521                  .893
----------------------------------------------------------------------------------------------
 DISTRIBUTIONS
 Dividends from Net Investment Income           --              (.076)                (.053)
 Distributions from Realized Capital Gains  (0.150)             (.935)                (.050)
----------------------------------------------------------------------------------------------
  Total Distributions                       (0.150)            (1.011)                (.103)

----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $12.21            $11.30                $10.79
==============================================================================================

TOTAL RETURN***                               9.34%            15.32%                 8.55%
==============================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of  Period (Millions)            $905            $605                $206
 Ratio of Total  Expenses
  to Average  Net Assets                        0.25%+           0.25%              0.25%+
 Ratio of Net  Investment Income
  to Average Net Assets                         0.96%+           0.99%              1.19%+
 Turnover Rate                                    59%+             38%                 44%
==============================================================================================


   *Unaudited.
  **Subscription period for the Fund was April 20, 1998 to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
 ***Total return figures do not reflect the 0.25% transaction fee on purchases
    (from inception  through February 28, 1999) or the annual account maintenance fee of $10 applied on balances under $10,000.
   +Annualized.

--------------------------------------------------------------------------------------------------------------------------
                                                                   VANGUARD SMALL-CAP INDEX FUND
                                                                        INVESTOR SHARES
                                          SIX MONTHS                 YEAR ENDED DECEMBER 31,
                                               ENDED----------------------------------------------------------------- -----
                                       JUNE 30, 2000        1999            1998          1997          1996          1995
------------------------------------------------------------------------------------------------------------------- -------
NET ASSET VALUE, BEGINNING OF YEAR            $23.60      $21.20          $23.75        $20.23        $18.61        $14.99
----------------------------------------------------------------------------------------------------------------- ---------
INVESTMENT OPERATIONS
 Net Investment Income                          .119        .256            .311          .277           .26           .24
 Net Realized and Unrealized Gain (Loss)        .726       4.491          (1.007)        4.632          3.07          4.06
  on Investments
---------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations             .845       4.747           (.696)        4.909          3.33          4.30

DISTRIBUTIONS
 Dividends from Net Investment Income             --       (.267)          (.304)        (.274)         (.27)         (.23)
 Distributions from Realized Capital Gains     (.215)     (2.080)         (1.550)       (1.115)        (1.44)         (.45)
------------------------------------------------------------------------------------------------------------------- -------

   Total Distributions                         (.215)     (2.347)         (1.854)       (1.389)        (1.71)         (.68)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF YEAR                  $24.23      $23.60          $21.20        $23.75        $20.23        $18.61
===========================================================================================================================

TOTAL RETURN**                                 3.50%      23.13%          -2.61%        24.59%        18.12%       28.74%
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)           $4,096      $3,553          $2,768        $2,652        $1,713          $971
 Ratio of Total Expenses to
  Average Net Assets                        0.27%***       0.25%           0.24%         0.23%         0.25%         0.25%
 Ratio of Net Investment Income
to Average   Net Assets                     1.03%***       1.25%           1.39%         1.38%         1.51%         1.58%
 Turnover Rate                                70%***         42%             35%           29%           28%           28%
===========================================================================================================================



  *Unaudited.
  **Total return figures do not reflect transaction fees on purchases (0.5% from 1996 through March 31, 2000; 1.0% from 1995 through 1996) or the annual account maintenance fee of $10 applied on balances under $10,000.
 ***Annualized.




---------------------------------------------------------------------------------------------------------------------------
                                                                   VANGUARD VALUE INDEX FUND--INVESTOR SHARES
                                          SIX MONTHS                            YEAR ENDED DECEMBER 31,
                                               ENDED-----------------------------------------------------------------------
                                       JUNE 30, 2000        1999            1998          1997          1996          1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $22.89      $22.51          $20.85        $17.02        $14.79        $11.12
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .18        .355            .366           .38           .37           .41
 Net Realized and Unrealized Gain (Loss)       (1.10)      2.342           2.647          4.57          2.81          3.66
   on Investments
---------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations             (.92)      2.697           3.013          4.95          3.18          4.07
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           (.17)      (.362)          (.363)         (.37)         (.38)         (.40)
 Distributions from Realized Capital Gains      (.41)     (1.955)          (.990)         (.75)         (.57)           --
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                          (.58)     (2.317)         (1.353)        (1.12)         (.95)         (.40)
---------------------------------------------------------------------------------------------------------------------- ----
NET ASSET VALUE, END OF YEAR                  $21.39      $22.89          $22.51        $20.85        $17.02        $14.79
===========================================================================================================================

TOTAL RETURN**                                -4.12%      12.57%          14.64%        29.77%        21.86%        36.94%
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)           $3,330      $3,378          $2,421        $1,796        $1,016          $496
 Ratio of Total Expenses to
   Average Net Assets                       0.22%***       0.22%           0.22%         0.20%         0.20%         0.20%
 Ratio of Net Investment Income to Average
   Net Assets                               1.63%***       1.59%           1.72%         2.05%         2.54%         3.06%
 Turnover Rate                                32%***         41%             33%           25%           29%           27%
===========================================================================================================================



   *Unaudited.
  **Total return figures do not reflect the annual account maintenance fee of
    $10 applied on balances under $10,000.
 ***Annualized.

42

----------------------------------------------------------------------------------------------
                                               VANGUARD SMALL-CAP VALUE INDEX FUND
                                                      INVESTOR SHARES
                                    SIX MONTHS ENDED        YEAR ENDED           APR.20** TO
                                      JUNE 30, 2000*      DEC. 31, 1999         DEC. 31, 1998
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR           $8.45              $8.74                $10.00
----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                        .034               .065                  .045
 Net Realized and  Unrealized Gain
   (Loss) on Investments                      .396               .210                (1.250)
----------------------------------------------------------------------------------------------
   Total from  Investment  Operations         .430               .275                (1.205)
----------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           --              (.070)                (.055)
 Distributions from  Realized Capital Gains (0.250)             (.495)                   --

----------------------------------------------------------------------------------------------
   Total Distributions                      (0.250)             (.565)                (.055)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END                         $8.63              $8.45                $$8.74
 OF PERIOD
==============================================================================================

TOTAL RETURN***                              5.13%               3.35%               -12.47%
==============================================================================================
RATIOS/SUPPLEMENTAL  DATA
 Net Assets, End of Period (Millions)         $229                $204                  $113
   Ratio of Total Expenses
   to Average Net Assets                    0.27%+               0.25%                0.25%+
 Ratio of Net Investment Income
   to Average Net Assets                    0.95%+               0.96%                1.13%+
 Turnover Rate                                73%+                 80%                   53%
==============================================================================================


   *Unaudited.
  **Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
 ***Total return figures do not reflect transaction fees on purchases (0.5% after February 28, 1999; 1.0% from inception through February 28,
    1999) or the annual account maintenance fee of $10 applied on balances under $10,000.
   +Annualized.



---------------------------------------------------------------------------------------------------------------------------
                                                                         VANGUARD GROWTH INDEX FUND
                                                                             INVESTOR SHARES
                                          SIX MONTHS                     YEAR ENDED DECEMBER 31,
                                               ENDED-----------------------------------------------------------------------
                                      JUNE 30, 2000*        1999            1998          1997          1996          1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $39.43      $31.67          $22.53        $16.90        $13.97        $10.28
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .07        .207            .230           .23           .22           .21
 Net Realized and Unrealized Gain (Loss)         .94       8.821           9.244          5.88          3.07          3.68
   on Investments
---------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations             1.01       9.028           9.474          6.11          3.29          3.89
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           (.07)      (.228)          (.219)         (.23)         (.22)         (.20)
 Distributions from Realized Capital Gains        --      (1.040)          (.115)         (.25)         (.14)           --
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                          (.07)     (1.268)          (.334)         (.48)         (.36)         (.20)

NET ASSET VALUE, END OF YEAR                  $40.37      $39.43          $31.67        $22.53        $16.90        $13.97
===========================================================================================================================

TOTAL RETURN**                                 2.56%      28.76%          42.21%        36.34%        23.74%        38.06%
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)          $16,476     $15,232          $6,644        $2,365          $787          $271
 Ratio of Total Expenses to
   Average Net Assets                       0.22%***       0.22%           0.22%         0.20%         0.20%         0.20%
 Ratio of Net Investment Income to Average
   Net Assets                               0.34%***       0.64%           0.92%         1.19%         1.57%         1.71%
 Turnover Rate                                27%***         33%             29%           26%           29%           24%
===========================================================================================================================



   *Unaudited.
  **Total return figures do not reflect the annual account maintenance fee of
    $10 applied on balances under $10,000.
 ***Annualized.

----------------------------------------------------------------------------------------------
                                               VANGUARD SMALL-CAP GROWTH INDEX FUND
                                                        INVESTOR SHARES
                                    SIX MONTHS ENDED        YEAR ENDED           APR.20** TO
                                      JUNE 30, 2000*      DEC. 31, 1999         DEC. 31, 1998
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $11.38              $9.53                $10.00
----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                        .012               .025                  .03
 Net Realized and  Unrealized Gain
   (Loss) on Investments                     1.068              1.860                 (.47)
----------------------------------------------------------------------------------------------
   Total from  Investment  Operations        1.080              1.885                 (.44)
----------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           --              (.035)                (.03)
 Distributions from  Realized Capital Gains     --                 --                   --

----------------------------------------------------------------------------------------------
   Total Distributions                          --              (.035)                (.03)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END                        $12.46             $11.38                 $9.53
 OF PERIOD
==============================================================================================

TOTAL RETURN***                              9.49%             19.80%                -4.77%
==============================================================================================
RATIOS/SUPPLEMENTAL  DATA
 Net Assets, End of Period (Millions)         $359               $167                   $90
   Ratio of Total Expenses
   to Average Net Assets                    0.27%+              0.25%                0.25%+
 Ratio of Net Investment Income
   to Average Net Assets                    0.12%+              0.33%                0.63%+
 Turnover Rate                               103%+                82%                   77%
==============================================================================================



   *Unaudited.
  **Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
 ***Total return figures do not reflect transaction fees on purchases (0.5% after February 28, 1999; 1.0% from inception through February 28,
    1999) or the annual account maintenance fee of $10 applied on balances under $10,000.
   +Annualized.





"Standard & Poor's(R)," "S&P (R)," "S&P 500(R)," "Standard & Poor's 500," "500," "S&P MidCap 400," and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard U.S. Stock Index Funds and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes. Note: McGraw-Hill has sued Vanguard over Vanguard's right to use certain S&P Indexes. See page 34.

44


--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD
 This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS FOR       TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular
INVESTOR SHARES            accounts; $1,000 for IRAs and custodial accounts
                           for minors.
                           TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.

ACCOUNT MINIMUMS FOR       TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new
ADMIRAL SHARES             investors; $150,000 or $50,000 for existing investors
                           who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares).
                           TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.

HOW TO BUY SHARES          BY CHECK: Mail your check and a completed account
                           registration to Vanguard. When adding to an existing
                           account, send your check with an Invest-By-Mail form
                           detached from your last account statement. For
                           addresses, see Contacting Vanguard.
                           BY EXCHANGE PURCHASE: You can purchase shares with
                           the proceeds of a redemption  from another  Vanguard
                           fund.  All open Vanguard funds permit exchange
                           purchases  requested in writing. MOST  VANGUARD
                           FUNDS--OTHER   THAN  THE  INDEX-   ORIENTED FUNDS--
                           ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY
                           TELEPHONE. See Other Rules You Should Know for specifics.
                           BY WIRE: Call Vanguard's Client Services Department to purchase shares by wire. See Contacting Vanguard.

PURCHASE  TRANSACTION      Each Fund reserves the right to deduct  transaction
                           fees from  all share  purchases,  including shares
                           purchased by exchange FEES from other Vanguard funds.
                           These fees, which do not apply to shares purchased
                           through reinvested dividends and capital gains,
                           currently  are  assessed as follows:
                           Total Stock Market Index  Fund--None
                           500 Index  Fund--None
                           Extended Market  Index   Fund--None
                           Mid-Cap   Index   Fund--None
                           Small-Cap  Index   Fund--None
                           Value  Index   Fund--None
                           Small-Cap Value Index Fund--0.50%
                           Growth Index Fund--None
                           Small-Cap Growth Index Fund--0.50%


YOUR PURCHASE CHECK        When investing by check, make the check payable to:
                           The Vanguard Group --fund number. For a list of all fund numbers, see Contacting Vanguard.

YOUR PURCHASE  PRICE       You buy shares at a fund's  next-determined net
                           asset value (NAV) after Vanguard accepts your purchase request. As long as your request is accepted before the close of regular trading on the New York Stock Exchange (generally 4 p.m.
                           Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.


PURCHASE RULES YOU         ADMIRAL SHARES. Please note that Admiral Shares are
SHOULD KNOW                NOT available to:
                            o SIMPLE IRAs and 403(b)(7) custodial accounts;
                            o Other   retirement   plan   accounts    receiving
                              special administrative   services   from
                              Vanguard;   or
                            o Accounts maintained by financial intermediaries,
                              except in limited circumstances.
                           THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
                           U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
                           LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
                           NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
                           FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time.

46

CONVERTING SHARES
                           ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME
                           FUND IS A NON-TAXABLE EVENT.
IMMEDIATE CONVERSIONS
INTO ADMIRAL SHARES        You may convert  Investor  Shares into Admiral Shares
                           of the same Fund (if available), provided that your account balance in the Fund is at least $250,000.
                           Registered users of vanguard.com may request a conversion to Admiral Shares online. Or, you may contact Vanguard by telephone or mail or request this transaction.

TENURE CONVERSIONS         THREE-YEAR PRIVILEGE. After three years in a Fund,
INTO ADMIRAL SHARES        you may convert Investor Shares into Admiral Shares
                           if your fund account balance is at least $150,000 and you are registered with vanguard.com.
                           Registered users of vanguard.com may request a tenure conversion online. Or, you may contact Vanguard by telephone or mail to request this transaction.
                           TEN-YEAR PRIVILEGE. After ten years in a Fund, you may convert Investor Shares into Admiral Shares if your fund account balance is at least $50,000 and you are registered with vanguard.com.

CONVERSIONS INTO           You may convert  Investor  Shares or Admiral Shares
INSTITUTIONAL SHARES       into Institutional  Shares of the same  Fund (if
                           available), provided that your fund account balance is at least $10 million. The Funds' Institutional
                           Shares are  offered through a separate prospectus.
                           Please contact Vanguard's Institutional Division for more information.

MANDATORY  CONVERSIONS     If an  investor  no longer  meets the  requirements
INTO INVESTOR SHARES       for Admiral Shares, a Fund may reclassify the
                           investor's Admiral Shares into Investor Shares. A decline in the investor's account balance due to market movement may result in such a conversion.
                           The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.

REDEEMING SHARES

HOW TO REDEEM SHARES       Be sure to check Other Rules You Should Know before
                           initiating your request.
                           ONLINE: Request a redemption through our website at vanguard.com.
                           BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see
                           Contacting Vanguard.
                           BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

47

YOUR REDEMPTION  PRICE     You   redeem   shares  at  a  fund's next-determined
                           net asset value (NAV) after Vanguard accepts your redemption request, including any special documentation required under the cir cumstances . As long as your request is accepted before the close of regular trading on the New York Stock Exchange
                           (generally 4 p.m. Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS       CHECK REDEMPTIONS: Unless instructed otherwise,
                           Vanguard will mail you a check,  normally within two
                           business days of your redemption.
                           EXCHANGE REDEMPTIONS: You may instruct Vanguard to
                           apply the proceeds of your redemption to purchase
                           shares of another Vanguard fund. All open Vanguard
                           funds accept exchange redemptions requested in
                           writing. Most Vanguard funds--other than the index-
                           oriented funds--also accept exchange redemptions
                           requested online or by telephone. See Other Rules You
                           Should Know for specifics.
                           WIRE REDEMPTIONS: When redeeming from a money market
                           fund,  bond fund, or the Preferred  Stock Fund, you
                           may instruct Vanguard to wire your redemption
                           proceeds to a previously designated bank account.
                           Wire redemptions are not  available  for  Vanguard's
                           other  funds,  except  by exchanging  into a bond or
                           money  market fund  first.  The wire  redemption
                           option  is  not  automatic  ;  you  must establish
                           it  by   completing  a  special  form  or  the
                           appropriate  section of your account  registration.
                           Also, wire redemptions must be requested in writing or by telephone, not online. A $5 fee applies to wire redemptions under $5,000.
                           Money Market Funds: For telephone requests accepted at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests accepted before 4 p.m., the redemption proceeds will arrive at your bank by the close of business on the following business day.
                           Bond Funds: For requests accepted at Vanguard by 4 p.m. Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU       SPECIAL ACCOUNTS. Special  documentation  may be
SHOULD KNOW                required  to redeem from certain  types of  accounts,
                           such as  trust,  corporate, non-profit, or
                           retirement accounts. Please call us before
                           attempting to redeem from these types of accounts.
                           POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves
                           the right to pay all or part of your redemption in-
                           kind--that is, in the form of  securities--if we
                           believe that a cash redemption   would   disrupt  the
                           fund's   operation  or performance.  Under these
                           circumstances,  Vanguard  also reserves  the right to

48
                           delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption. RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Van guard Fund Express (R).
                           PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
                           NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
                           EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.



OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS     AUTOMATIC. In setting up your account,  we'll
                           automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
                           TELE-ACCOUNT (TM). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele- Account to obtain a PIN, and allow seven days before using this service.
                           PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
                            o Ten-digit account number.
                            o Complete owner name and address.
                            o Primary Social Security or employer identification
                               number.
                            o Personal Identification Number (PIN), if
                              applicable.

                           SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
                           SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE
                           EXCHANGES. To discourage market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM               REGISTRATION. You can use your  personal  computer to
                           review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
                           SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES.
                           To discourage market-timing, Vanguard's Stock Index funds, Growth and Income Fund, and Balanced
                           Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS       "GOOD ORDER" REQUIRED. We reserve the right to reject
                           any written transaction instructions that are not in
                           "good order." This means that your instructions must
                           include:
                           o The fund name and account number.
                           o The amount of the transaction (in dollars or
                             shares).
                           o Signatures of all owners exactly as registered on
                             the account.
                           o Signature   guarantees,   if  required  for  the
                             type  of transaction.
                           * *For instance,  signature guarantees must be
                            provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

RESPONSIBILITY FOR         Vanguard will not be responsible for any account
FRAUD                      losses due to fraud, so long as we reasonably believe
                           that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account state ments that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS            Please cash your  distribution  or redemption  checks
                           promptly. Vanguard will not pay interest on uncashed checks.

50

LIMITS ON ACCOUNT          Because excessive account transactions can disrupt
ACTIVITY                   management of a fund and increase the fund's costs
                           for all shareholders, Vanguard limits account
                           activity as follows:
                           o You may make no more than two substantive "round
                             trips" through a non-money market fund during any 12-month period.
                           o Your round trips through a non-money market fund
                             must be at least 30 days apart.
                           o All funds may refuse share  purchases  at any time,
                             for any reason.
                           o Vanguard  reserves the right to revise or terminate
                             the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
                           A "round trip" is a redemption from a fund followed
                           by a purchase back into the same fund.  Also, a
                           "round  trip"  covers  transactions accomplished  by
                           any  combination  of  methods,   including
                           transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES      If you experience difficulty contacting Vanguard
                           online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING  WITH VANGUARD   You may  purchase  or sell  Investor  Shares  of most
THROUGH OTHER FIRMS        Vanguard funds through a financial  intermediary,
                           such as a bank, broker, or investment adviser.
                           HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL
                           INTERMEDIARY  IS RESTRICTED. PLEASE CONSULT YOUR
                           FINANCIAL  INTERMEDIARY TO DETERMINE WHETHER ADMIRAL
                           SHARES ARE AVAILABLE  THROUGH THAT FIRM.
                             If you invest  with  Vanguard  through an
                           intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.

LOW BALANCE  ACCOUNTS      All Vanguard  funds reserve the right to close any
                           nonretirement account whose balance falls below the minimum initial investment. Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR Fund). The fee is waived if your total
                           Vanguard  account  assets are $50,000 or more.

FUND AND ACCOUNT UPDATES


PORTFOLIO SUMMARIES        We will send you quarterly portfolio summaries to
                           help you keep track of your accounts  throughout  the
                           year. Each summary shows the market value of your
                           account at the close   of  the   statement   period,
                           as   well   as  all distributions,  purchases,
                           sales, and  exchanges  for the current calendar year.

AVERAGE COST REVIEW        For most taxable accounts, average cost review
STATEMENTS                 statements will accompany the quarterly portfolio
                           summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method.

CONFIRMATION               Each time you buy, sell, or exchange shares, we will
STATEMENTS                 send you a statement confirming the trade date and
                           amount of your transaction.

TAX STATEMENTS             We will send you annual tax  statements to assist in
                           preparing your income tax returns. These statements, which are gener ally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

REPORTS You will receive financial reports about your funds twice a year--in February and August. These comprehensive reports include an assessment of the fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the fund's financial statements, which include a listing of the fund's holdings. To keep the funds' costs as low as possible (so that you and other shareholders can keep more of the funds' investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

CONTACTING VANGUARD

ONLINE                     VANGUARD.COM
                           o Your best source of Vanguard news
                           o For fund,  account,  and service  information
                           o For most account  transactions
                           o For literature requests
                           o 24 hours per day, 7 days per week

52

VANGUARD TELE-ACCOUNT(R)   o For automated fund and account information
1-800-662-6273             o For  redemptions  by  check,  exchange,  or  wire
(ON-BOARD)                 o Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION       o For fund and service information
1-800-662-7447 (SHIP)      o For literature requests
(Text telephone at         o Business hours only
1-800-952-3335)

CLIENT SERVICES            o For account information
1-800-662-2739 (CREW)      o For most account transactions
(Text telephone at         o To arrange a wire transaction
1-800-749-7273)            o Business hours only

ADMIRAL SERVICE CENTER     o For Admiral account information
1-888-237-9949             o For most Admiral transactions
                           o Business hours only

INSTITUTIONAL DIVISION     o For information and services for large
1-888-809-8102               institutional investors
                           o Business hours only

VANGUARD ADDRESSES         REGULAR MAIL (INDIVIDUALS-CURRENT CLIENTS):
                           The Vanguard Group
                           P.O.  Box 1110
                           Valley Forge, PA 19482-1110

                           REGULAR MAIL (INSTITUTIONS):
                           The Vanguard Group
                           P.O. Box 2900
                           Valley Forge, PA 19482-2900

                           REGULAR MAIL (GENERAL INQUIRIES):
                           The Vanguard Group
                           P.O. Box 2600
                           Valley Forge, PA 19482-2600

                           REGISTERED OR EXPRESS MAIL:
                           The Vanguard Group
                           455 Devon Park Drive
                           Wayne, PA 19087-1815

FUND NUMBER                Always use these fund numbers when contacting
                           Vanguard about the Funds:
                           Total Stock Market Index Fund--085 (Investor Shares)
                           or 585 (Admiral Shares)
                           500 Index Fund--040 (Investor Shares) or 540
                           (Admiral Shares)
                           Extended Market Index Fund--098 (Investor Shares)
                           or 598 (Admiral Shares)
                           Mid-Cap Index Fund--859 (Investor Shares only)
                           Small-Cap Index Fund--048 (Investor Shares) or 548
                           (Admiral Shares)
                           Value  Index  Fund--006  (Investor  Shares) or 506
                           (Admiral Shares)
                           Small-Cap  Value Index Fund--860  (Investor  Shares
                            only)
                           Growth  Index  Fund--009  (Investor  Shares)  or  509
                           (Admiral  Shares)
                           Small-Cap  Growth  Index--861 (Investor Shares only)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such factors as revenue, earnings, and book value.

INDEX

An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

NET ASSET VALUE (NAV)
Net asset value per share is computed by dividing the net assets attributed to each share class by the number of shares outstanding for that class.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as earnings and book value, and these stocks typically have above-average dividend yields.

VOLATILITY

The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD

Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
                                                  [THE VANGUARD GROUP(R)]
                                                  Post Office Box 2600
                                                  Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more  information  about
Vanguard  U.S.  Stock Index  Funds,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional  information about the
Funds'  investments is available in
the Funds' annual and semiannual
reports to shareholders.

STATEMENT  OF  ADDITIONAL  INFORMATION
(SAI)
The SAI  provides  more  detailed
information about the Funds.

The  current  annual and  semiannual
reports  and the SAI are
incorporated  by reference  into
(and are thus legally a part of)
this  prospectus.

To receive a free copy of the latest
annual or  semiannual  report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current  Fund  shareholder
and would like  information  about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT:
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION  PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION  (SEC)
You can review and copy  information
about the Funds  (including  the SAI)
at the SEC's Public  Reference  Room
in  Washington,  DC. To find out more
about this  public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov),  or you can
receive copies of this  information,
for a fee, by electronic  request at
the following e-mail address:
publicinfo@sec.gov,  or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.


Funds' Investment Company Act
file number: 811-2652

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P040N 102000

VANGUARD(R)
U.S. STOCK INDEX
FUNDS


Investor Shares
Participant Prospectus
October ., 2000


VANGUARD TOTAL STOCK
MARKET INDEX FUND

VANGUARD 500
INDEX FUND

VANGUARD EXTENDED
MARKET INDEX FUND

VANGUARD MID-CAP
INDEX FUND

VANGUARD SMALL-CAP
INDEX FUND

VANGUARD VALUE
INDEX FUND

VANGUARD SMALL-CAP
VALUE INDEX FUND

VANGUARD GROWTH
INDEX FUND

VANGUARD SMALL-CAP
GROWTH INDEX FUND


This prospectus contains
financial data for the Funds
through the period ended
June 30, 2000.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[MEMBERS OF
THE VANGUARD GROUP LOGO]

VANGUARD U.S. STOCK INDEX FUNDS
INVESTOR SHARES
Participant Prospectus
October ., 2000

--------------------------------------------------------------------------------
CONTENTS
1 AN INTRODUCTION TO INDEX FUNDS            29 MORE ON THE FUNDS

2 FUND PROFILES                             34 THE FUNDS AND VANGUARD

   2 Vanguard Total Stock Market Index Fund 35 INVESTMENT ADVISER

   5 Vanguard 500 Index Fund                35 DIVIDENDS, CAPITAL GAINS, AND TAXES

   8 Vanguard Extended Market Index Fund    36 SHARE PRICE

  11 Vanguard Mid-Cap Index Fund            36 FINANCIAL HIGHLIGHTS

  14 Vanguard Small-Cap Index Fund          42 INVESTING WITH VANGUARD

  17 Vanguard Value Index Fund              43 ACCESSING FUND INFORMATION BY
                                               COMPUTER
  20 Vanguard Small-Cap Value Index Fund
                                            GLOSSARY (inside back cover)
  23 Vanguard Growth Index Fund

  26 Vanguard Small-Cap Growth Index Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objectives, risks, and strategies of the Vanguard U.S. Stock Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk (R)" explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investments for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASSES
The Fund offers three separate classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. This prospectus offers the Fund's Investor Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
     The Fund's separate share classes have different expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR SHARES, UNLESS OTHERWISE NOTED.
-------------------------------------------------------------------------------

1

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that make up the index.

     Stock index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example, the entire U.S. stock market.
     Index funds do not have active managers, who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

     KEEP IN MIND THAT AN INDEX FUND HAS OPERATING EXPENSES AND TRANSACTION COSTS; A MARKET INDEX DOES NOT. THEREFORE, AN INDEX FUND--WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE--WILL TYPICALLY BE UNABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY.

WHAT INDEX FUNDS DOES VANGUARD OFFER?
Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard's U.S. Stock Index Funds. There are nine such funds, each of which seeks to track a different segment of the U.S. stock market:


--------------------------------------------------------------------------------
FUND                                    SEEKS TO TRACK
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund  The overall stock market
Vanguard 500 Index Fund                 Large-cap stocks
Vanguard Extended Market Index Fund     Mid- and small-cap stocks
Vanguard Mid-Cap Index Fund             Mid-cap stocks
Vanguard Small-Cap Index Fund           Small-cap stocks
Vanguard Value Index Fund               Large-cap value stocks
Vanguard Small-Cap Value Index Fund     Small-cap value stocks
Vanguard Growth Index Fund              Large-cap growth stocks
Vanguard Small-Cap Growth Index Fund    Small-cap growth stocks
--------------------------------------------------------------------------------

     This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--
VANGUARD (R) TOTAL STOCK MARKET INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISK
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

PERFORMANCE/RISK INFORMATION

The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      --------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      --------------------------------------------------------------------
        SCALE -20% - 50%      1993           10.62%
                              1994           -0.17%
                              1995           35.79%
                              1996           20.96%
                              1997           30.99%
                              1998           23.26%
                              1999           23.81%
     --------------------------------------------------------------------
      Return figures do not reflect the transaction fee on purchases through 1995. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000, was -0.45%.
     -------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 21.51% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.07% (quarter ended September 30, 1998).

3

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                      SINCE
                                            1 YEAR     5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index  Fund**    23.81%     26.84%        19.80%
Wilshire 5000 Index                          23.77      27.11         20.11
--------------------------------------------------------------------------------
*April 27, 1992.
**Return figures do not reflect the transaction fee on purchases through 1995.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                     0.18%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.20%

     *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                -------------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
                -------------------------------------------------
                    $20         $64         $113         $255
                -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION                                  NEWSPAPER ABREVIATION
DIVIDENDS  AND  CAPITAL  GAINS                          TotSt
Dividends  are distributed  quarterly in March,
June,  September,  and December;  capital  gains,       VANGUARD FUND NUMBER
if any, are  distributed  annually in December          085

INVESTMENT ADVISER                                      CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,                  922908306
since inception
                                                        TICKER SYMBOL
INCEPTION DATE                                          VTSMX
April 27, 1992

NET ASSETS  (ALL  SHARE  CLASSES) AS OF
JUNE 30, 2000
$24.3 billion

--------------------------------------------------------------------------------

5

FUND PROFILE--VANGUARD (R) 500 INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Large-capitalization stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION

The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      --------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      --------------------------------------------------------------------
        SCALE -20% - 50%      1990           -3.32%
                              1991           30.22%
                              1992            7.42%
                              1993            9.89%
                              1994            1.18%
                              1995           37.45%
                              1996           22.88%
                              1997           33.19%
                              1998           28.62%
                              1999           21.07%
     --------------------------------------------------------------------
     The Fund's year-to-date return as of the calendar quarter ended September 30, 2000, was -1.35%.
     -------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 21.39% (quarter ended December 31, 1998) and the lowest return for a quarter was -13.76% (quarter ended September 30, 1990).

6

--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                    1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Vanguard 500 Index Fund             21.07%       28.49%       18.07%
S&P 500 Index                       21.04        28.56        18.21
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                     0.16%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.18%

     *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                  $18         $58        $101         $230
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

7

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      500
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   040
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908108

INCEPTION DATE                                     TICKER SYMBOL
August 31, 1976                                    VFINX

NET ASSETS AS OF JUNE 30, 2000
$105.6 billion

--------------------------------------------------------------------------------

8

FUND PROFILE--
VANGUARD(R) EXTENDED MARKET INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid- and small-capitalization stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of medium-sized and small U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- The Fund is also subject to investment style risk, which is the chance that returns from mid- or small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small- and mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently from the overall stock market.


PERFORMANCE/RISK INFORMATION

The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      --------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      --------------------------------------------------------------------
        SCALE -20% - 50%      1990          -14.05%
                              1991           41.85%
                              1992           12.47%
                              1993           14.49%
                              1994           -1.76%
                              1995           33.80%
                              1996           17.65%
                              1997           26.73%
                              1998            8.32%
                              1999           36.22%
     --------------------------------------------------------------------
     Return figures do not reflect the transaction fee on purchases through March 31, 2000. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000, was 3.95%.
     -------------------------------------------------------------------

9

     During the period shown in the bar chart, the highest return for a calendar quarter was 29.54% (quarter ended December 31, 1999) and the lowest return for a quarter was -18.87% (quarter ended September 30, 1990).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                       1 YEAR         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Vanguard Extended Market Index Fund*   36.22%          24.10%          16.33%
Wilshire 4500 Index                    35.37           23.65           16.16
--------------------------------------------------------------------------------
*Return figures do not reflect the transaction fee on purchases through
 March 31, 2000.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                     0.22%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.25%

     *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                    $26         $80       $141          $318
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

10


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         Extnd

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   098
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908207
December 21, 1987
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VEXMX
JUNE 30, 2000
$6.1 billion
--------------------------------------------------------------------------------

11

FUND PROFILE--VANGUARD (R)  MID-CAP INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.


INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- The Fund is also subject to investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from other asset classes or the overall stock market. Mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index and perform differently from the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since its inception. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      --------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      --------------------------------------------------------------------
       SCALE -20% - 50%       1999           15.32%
      --------------------------------------------------------------------
      The Fund's year-to-date return as of the calendar quarter ended September 30, 2000, was 22.60%.
      --------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 17.27% (quarter ended December 31, 1999) and the lowest return for a quarter was -8.20% (quarter ended September 30, 1999).

12

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                          1 YEAR      SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Mid-Cap Index Fund                15.32%         14.93%
S&P MidCap 400 Index                       14.72          14.12
--------------------------------------------------------------------------------
*May 21, 1998.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                     0.22%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.25%


     *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $26         $80        $141         $318
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

13


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         MidCp

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   859
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908843
May 21, 1998
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VIMSX
JUNE 30, 2000
$1.1 billion
--------------------------------------------------------------------------------

14

FUND PROFILE--VANGUARD (R) SMALL-CAP INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Small Stock Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies out of the 3,000 largest U.S. companies. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently from the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      --------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      --------------------------------------------------------------------
       SCALE -20% - 50%       1990          -18.13%
                              1991           45.26%
                              1992           18.20%
                              1993           18.70%
                              1994           -0.51%
                              1995           28.74%
                              1996           18.12%
                              1997           24.59%
                              1998           -2.61%
                              1999           23.13%
     --------------------------------------------------------------------
     Return figures do not reflect the transaction fee on purchases through March 31, 2000. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000, was 4.39%.
     -------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 29.29% (quarter ended March 31, 1991) and the lowest return for a quarter was -24.00% (quarter ended September 30, 1990).

15

--------------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                  1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------
Vanguard Small-Cap Index Fund*     23.13%           17.84%            14.20%
Russell 2000 Index                 21.26            16.69             13.40
--------------------------------------------------------------------------------
*Return figures do not reflect the transaction fee on purchases through
March 31, 2000.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                     0.21%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.04%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.25%

     *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

                -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $26         $80       $141         $318
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

16


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         SmCap

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   048
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908702
October 3, 1960
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     NAESX
JUNE 30, 2000
$4.6 billion
--------------------------------------------------------------------------------

17

FUND PROFILE--VANGUARD(R) VALUE INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION

The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      --------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      --------------------------------------------------------------------
       SCALE -20% - 50%       1993           18.35%
                              1994           -0.73%
                              1995           36.94%
                              1996           21.86%
                              1997           29.77%
                              1998           14.64%
                              1999           12.57%
     --------------------------------------------------------------------
     The Fund's year-to-date return as of the calendar quarter ended September 30, 2000, was 4.31%.
     -------------------------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 17.50% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.96% (quarter ended September 30, 1998).

18

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                SINCE
                                     1 YEAR     5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
Vanguard Value Index Fund            12.57%     22.82%         18.66%
S&P 500/BARRA Value Index            12.72      22.94          18.81
--------------------------------------------------------------------------------
*November 2, 1992.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                     0.19%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.22%

     *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $23          $71        $124         $280
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

19

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      Value
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   006
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908405

INCEPTION DATE                                     TICKER SYMBOL
November 2, 1992                                   VIVAX

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2000
$4 billion

--------------------------------------------------------------------------------

20

FUND PROFILE--
VANGUARD(R) SMALL-CAP VALUE INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently from the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since its inception. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      --------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      --------------------------------------------------------------------
        SCALE -20% - 50%       1999           3.35%
      --------------------------------------------------------------------
      The Fund's year-to-date return as of the calendar quarter ended September 30, 2000, was 13.29%.
      -------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.08% (quarter ended June 30, 1999) and the lowest return for a quarter was -9.50% (quarter ended March 31, 1999).

21

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                1 YEAR      SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Small-Cap Value Index Fund**            2.83%           -6.31%
S&P SmallCap 600/BARRA Value Index               3.03            -6.73
--------------------------------------------------------------------------------
 *May 21, 1998.
**Return figures reflect the transaction fee of 0.50% on purchases.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                            0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                     0.20%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.05%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.25%

     *The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                    $75        $130       $190         $367
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

22


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         SmVal

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   860
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908793
May 21, 1998
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VISVX
JUNE 30, 2000
$279 million
--------------------------------------------------------------------------------

23

FUND PROFILE--VANGUARD(R) GROWTH INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Growth Index, which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to:
- Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.
- Nondiversification risk, which is the chance that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks. This is because the Fund invests a greater percentage of its assets in the stocks of fewer companies as compared with other mutual funds.

PERFORMANCE/RISK INFORMATION

The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      --------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      --------------------------------------------------------------------
       SCALE -20% - 50%       1993            1.53%
                              1994            2.89%
                              1995           38.06%
                              1996           23.74%
                              1997           36.34%
                              1998           42.21%
                              1999           28.76%
     --------------------------------------------------------------------
     The Fund's year-to-date return as of the calendar quarter ended September 30, 2000, was -6.41%.
     -------------------------------------------------------------------

24

     During the period shown in the bar chart, the highest return for a calendar quarter was 24.64% (quarter ended December 31, 1998) and the lowest return for a quarter was -7.21% (quarter ended September 30, 1998).

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                             SINCE
                                     1 YEAR    5 YEARS     INCEPTION*
--------------------------------------------------------------------------------
Vanguard Growth Index Fund           28.76%     33.65%       23.74%
S&P 500/BARRA Growth Index           28.25      33.64        23.84
--------------------------------------------------------------------------------
*November 2, 1992.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                     0.20%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.22%

     *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $23         $71       $124         $280
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

25

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      Growth
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   009
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908504

INCEPTION DATE                                     TICKER SYMBOL
November 2, 1992                                   VIGRX

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2000
$17.2 billion

--------------------------------------------------------------------------------

26

FUND PROFILE-- VANGUARD(R) SMALL-CAP GROWTH INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently from the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since its inception. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      --------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      --------------------------------------------------------------------
       SCALE -20% - 50%      1999           19.80%
      --------------------------------------------------------------------
      The return figure does not reflect the transaction fee on purchases. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000, was 8.52%.
      -------------------------------------------------------------------

27

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.69% (quarter ended December 31, 1999) and the lowest return for a quarter was -8.29% (quarter ended March 31, 1999).

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                1 YEAR    SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Small-Cap Growth Index Fund**           19.20%          8.17%
S&P SmallCap 600/BARRA Growth Index              19.57           8.24
--------------------------------------------------------------------------------
*May 21, 1998.
**Return figures reflect the transaction fee of 0.50% on purchases.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                            0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                     0.20%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.05%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.25%

     *The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

               -------------------------------------------------
                1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                 $75          $130       $190         $367
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

28


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         SmGth

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   861
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908827
May 21, 1998
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VISGX
JUNE 30, 2000
$386 million
--------------------------------------------------------------------------------

29

MORE ON THE FUNDS

The following sections discuss other important features of Vanguard U.S. Stock Index Funds.

WHY INVEST IN INDEX FUNDS?
Index funds appeal to many investors for a number of reasons:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative consistency. Because they seek to track market benchmarks, index funds by definition will not perform dramatically better or worse than their target indexes.
- Low cost. Index funds do not have many of the expenses of an actively managed fund, such as research costs; in addition, they keep trading activity--and thus brokerage commissions--to a minimum.

     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-sized companies than they do with large, well-established companies.


INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select stocks.
     Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index (such as Vanguard 500 Index Fund) would invest about 5% of its assets in that company. The 500, Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ the replication method of indexing.
     Because it would be very expensive to buy and sell all of the stocks held in certain indexes (the Wilshire 5000 Index, for example, included more than 7,000 stocks as of December 31, 1999), many funds tracking these larger indexes use a "sampling" technique. At Vanguard, we use a sophisticated computer program to select a representative sample of stocks from a Fund's target index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield, and other characteristics. For instance, if 10% of the Wilshire 5000 Index were made up of utility stocks, the Total Stock Market Index Fund would invest about 10% of its assets in some--but not all--of those utility stocks. The particular utility stocks selected by the Fund, as a group, would have investment characteristics similar to those of the utility stocks in the Index. Although the Funds' adviser attempts to closely track the performance of the index, there is no guarantee that securities selected for a Fund will provide investment performance exactly matching that of its target index. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ the sampling method of indexing.

30

     Each Fund seeks to provide investment results that correspond to its target index. The correlation between the performance of a Fund and its target index is expected to be at least 95%. (A correlation of 100% would indicate perfect correlation.)
     The following table shows the number of stocks held by each of the Funds, and the number of stocks in each Fund's target index, as of December 31, 1999.

             -----------------------------------------------------
                                  NUMBER OF      NUMBER OF STOCKS
             FUND                STOCKS HELD      IN TARGET INDEX
             -----------------------------------------------------
             Total Stock Market      3,375            7,093
             500                       507              500
             Extended Market         2,843            6,605
             Mid-Cap                   402              400
             Small-Cap               1,768            1,857
             Value                     398              394
             Small-Cap Value           406              403
             Growth                    110              106
             Small-Cap Growth          198              197
             ----------------------------------------------------

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                         GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such factors as earnings and book value, and these stocks typically have above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION

[FLAG]EACH FUND IS SUBJECT TO MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES
     OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the S&P 500 Index, which--in addition to being the target index for Vanguard 500 Index Fund--

31

is a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

             ------------------------------------------------------
                       U.S. STOCK MARKET RETURNS (1926-1999)
             ------------------------------------------------------
                             1 YEAR  5 YEARS  10 YEARS   20 YEARS
             ------------------------------------------------------
             Best             54.2%    28.6%    19.9%      17.9%
             Worst           -43.1    -12.4     -0.9        3.1
             Average          13.2     11.0     11.1       11.1
             ------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or any Fund in particular.
     Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/BARRA Value Index and the S&P 500/BARRA Growth Index (the target indexes for the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/BARRA Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/BARRA Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the S&P 500 Index's stocks. However, both value and growth stocks have the potential at times to be more volatile than the broader market.

[FLAG]THE FUNDS ARE ALSO SUBJECT,  IN VARYING DEGREES, TO INVESTMENT STYLE RISK,
     WHICH IS THE CHANCE THAT RETURNS FROM A SPECIFIC TYPE OF STOCK (FOR INSTANCE, SMALL-CAP OR VALUE) WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION

[FLAG]As index funds, each of the U.S. Stock Index Funds holds the largest stocks in its target index in approximately the same percentages as those stocks are represented in its index. When a target index becomes less diversified, a fund that tracks that index similarly becomes less diversified. This has happened to the GROWTH INDEX FUND. Due to the rapid appreciation of certain stocks in its target index, the Fund's top four holdings have at times represented more than 25% of its total assets. By tracking its target index, the Fund technically has become "nondiversified" under SEC standards, although it continues to hold more than 100 stock positions in a variety of market sectors. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not. Shareholders in Vanguard Growth Index Fund are subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks.

32

     In the unlikely event that the target index of any of the other Vanguard U.S. Stock Index Funds becomes dominated by just a few companies, shareholders in that Fund would similarly be subject to the risk of nondiversification.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS
Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $13 billion; mid-cap funds as those holding stocks of companies with a market value between $1.5 billion and $13 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

TRANSACTION FEES
Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund who do not generate the costs. All transaction fees are paid directly into the fund itself (unlike a sales charge or load that non-Vanguard funds may impose to compensate their sales representatives). Without transaction fees, some index funds would have trouble tracking their target indexes.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Funds have adopted the following policies, among others, designed to discourage short-term trading:
- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Two of the Funds (Small-Cap Value and Small-Cap Growth) charge a transaction fee on purchases.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Exchanges" in the INVESTING WITH VANGUARD section).
-    Telephone and online exchanges are not permitted for non-IRA accounts.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

33

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

TURNOVER RATE
Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes, such as the S&P 500, typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared to actively managed stock funds), because the indexes they track are more likely to change as a result of mergers, acquisitions, business failures, or growth of companies than a larger-cap index. The turnover rate of each Fund for each of the last five years (or since inception of the Fund, if shorter) is shown in the FINANCIAL HIGHLIGHTS section of this prospectus.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of December 31, 1999, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 18%; for all domestic stock funds, the average turnover rate was approximately 89%, according to Morningstar, Inc. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)
--------------------------------------------------------------------------------

INVESTMENT POLICIES
Each Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, or for any other reason determined in good faith by the Fund's Board of Trustees. In every such instance, the substitute index will measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.

     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds generally are managed without regard to tax ramifications.
     To track their target indexes as closely as possible, the Funds attempt to remain fully invested (at least 95% of total assets) in the stocks of the index. To help stay fully invested,

34

and to reduce transaction costs, the Funds may invest, to a limited extent, in futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.
     Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).
     For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. A Fund's obligation under futures contracts will not exceed 20% of that Fund's total assets.
     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.


PENDING LEGAL PROCEEDINGS
On June 8, 2000, Vanguard was sued by McGraw-Hill over Vanguard's right to use certain Standard & Poor's (S&P) trademarks and other intellectual property owned by McGraw-Hill. The suit currently is pending in the federal district court for the Southern District of New York. The suit requests, among other things: monetary damages; injunctive relief that would prevent Vanguard from using S&P indexes and S&P trademarks in connection with Vanguard's potential offering of an exchange-traded class of shares of the Funds; and declaratory relief that McGraw-Hill is entitled to terminate the license agreement that grants Vanguard the right to use certain S&P indexes and S&P trademarks. Vanguard believes that it should prevail in these proceedings; however, there is no assurance that it will do so.


THE FUNDS AND VANGUARD

The Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $570 billion. All of the funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

35

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser. As of June 30, 2000, Vanguard served as adviser for about $388.1 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds. For the six months ended June 30, 2000, the investment advisory expenses represented an effective annual rate of approximately 0.01% of each Fund's average net assets.

     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. The Funds may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER
The individual  responsible for overseeing each Fund's investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the company in 1987; A.B., Dartmouth College; M.B.A., University of Chicago.

--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Total Stock Market, 500, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, Small-Cap,
Small-Cap Value, and Small-Cap Growth Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin

36

withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS
As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by dividing the net assets attributed to each share class by the number of shares outstanding for that class.

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.
     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds."

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, plus the six months ended June 30, 2000, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. The information for the six-month period ended June 30, 2000, has not been audited by independent accountants. You may have the annual reports sent to you without charge by contacting Vanguard.

37


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
This explanation uses the Total Stock Market Index Fund as an example. The Fund began the six months ended June 30, 2000, with a net asset value (price) of $33.22 per share. During the period, the Fund earned $0.16 per share from investment income (interest and dividends). There was a decline of $0.39 per share from investments that had depreciated in value or that were sold for lower prices than the Fund paid for them.

Shareholders received $0.21 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

Investment losses ($0.23 per share) plus the distributions ($0.21 per share) resulted in a share price of $32.78 at the end of the period. This was a decrease of $0.44 per share (from $33.22 at the beginning of the period to $32.78 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -0.72% for the period.

As of June 30, 2000, the Fund (investor shares only) had $19.8 billion in net assets. For the six month period, its annualized expense ratio was 0.20% ($2.00 per $1,000 of net assets); and its annualized net investment income amounted to 1.00% of its average net assets. It sold and replaced securities valued at 8% of its net assets.
--------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------
                                                                   VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                                                 INVESTOR SHARES
                                                SIX MONTHS                   YEAR ENDED DECEMBER 31,
                                                     ENDED--------------------------------------------------------------
                                             JUNE 30, 2000*       1999         1998         1997         1996       1995
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $33.22      $27.42       $22.64       $17.77       $15.04     $11.37
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .16        .317         .336         .319          .29        .29
 Net Realized and Unrealized Gain (Loss)
  on Investments                                      (.39)      6.133        4.898        5.143         2.84       3.75
                                           -----------------------------------------------------------------------------
   Total from Investment Operations                   (.23)      6.450        5.234        5.462         3.13       4.04
                                           -----------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.15)      (.330)       (.329)       (.322)        (.29)      (.28)
 Distributions from Realized Capital Gains            (.06)      (.320)       (.125)       (.270)        (.11)      (.09)
                                           -----------------------------------------------------------------------------
   Total Distributions                                (.21)      (.650)       (.454)       (.592)        (.40)      (.37)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $32.78      $33.22       $27.42       $22.64       $17.77     $15.04
========================================================================================================================
TOTAL RETURN**                                      -0.72%      23.81%       23.26%       30.99%       20.96%     35.79%
========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)              $19,829     $18,133       $9,308       $5,092       $3,531     $1,571
 Ratio of Total Expenses to
  Average Net Assets                              0.20%***       0.20%        0.20%        0.20%        0.22%      0.25%
 Ratio of Net Investment Income to Average
  Net Assets                                      1.00%***       1.15%        1.44%        1.65%        1.86%      2.14%
 Turnover Rate                                      8%***+          3%           3%           2%           3%         3%
========================================================================================================================



  *Unaudited.
 **Total return figures do not reflect the 0.25% transaction fee on purchases through 1995.
***Annualized.
  +The turnover rate excluding in-kind redemptions was 4%.

38


------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS         VANGUARD 500 INDEX FUND INVESTOR SHARES
                                                     ENDED                 YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2000*        1999         1998         1997         1996       1995
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $135.33     $113.95      $ 90.07       $69.17       $57.60     $42.97
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .65       1.370         1.33         1.31         1.28       1.22
 Net Realized and Unrealized Gain Loss)
  on Investments                                     (1.21)     22.415        24.30        21.50        11.82      14.76
                                           -----------------------------------------------------------------------------
   Total from Investment Operations                   (.56)     23.785        25.63        22.81        13.10      15.98
                                           -----------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.61)     (1.410)       (1.33)       (1.32)       (1.28)     (1.22)
 Distributions from Realized Capital Gains              --       (.995)        (.42)        (.59)        (.25)      (.13)
                                           -----------------------------------------------------------------------------
   Total Distributions                                (.61)     (2.405)       (1.75)       (1.91)       (1.53)     (1.35)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $134.16     $135.33      $113.95       $90.07       $69.17     $57.60
========================================================================================================================
TOTAL RETURN                                        -0.42%      21.07%       28.62%       33.19%       22.88%     37.45%
========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)             $105,583    $104,652      $74,229      $49,358      $30,332    $17,372
 Ratio of Total Expenses to
  Average Net Assets                               0.18%**       0.18%        0.18%        0.19%        0.20%      0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                .97%**       1.13%        1.35%        1.66%        2.04%      2.38%
 Turnover Rate***                                     9%**          6%           6%           5%           5%         4%
------------------------------------------------------------------------------------------------------------------------


  *Unaudited.
 **Annualized.
***Turnover rates excluding in-kind redemptions were 7%, 3%, 3%, 3%, 2%, and 2%, respectively.



-------------------------------------------------------------------------------------------------------------------------
                                                                                VANGUARD EXTENDED MARKET INDEX FUND
                                                                                         INVESTOR SHARES
                                                SIX MONTHS                            YEAR ENDED DECEMBER 31,
                                                     ENDED---------------------------------------------------------------
                                            JUNE 30, 2000*        1999         1998         1997         1996       1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $37.07      $30.63       $30.76       $26.20       $24.07     $18.52
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .143        .297         .388         .351          .34        .30
 Net Realized and Unrealized Gain (Loss)              .077      10.101        2.025        6.479         3.85       5.95
  on Investments
                                             ----------------------------------------------------------------------------
  Total from Investment Operations                    .220      10.398        2.413        6.830         4.19       6.25
                                             ----------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   --       (.318)       (.373)       (.360)        (.34)      (.30)
 Distributions from Realized Capital Gains          (1.110)     (3.640)      (2.170)      (1.910)       (1.72)      (.40)
                                             ----------------------------------------------------------------------------
  Total Distributions                               (1.110)     (3.958)      (2.543)      (2.270)       (2.06)      (.70)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $36.18      $37.07       $30.63       $30.76       $26.20     $24.07
=========================================================================================================================
TOTAL RETURN**                                       0.16%      36.22%        8.32%       26.73%       17.65%     33.80%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $5,028      $4,221       $2,939       $2,723       $2,099     $1,523
 Ratio of Total Expenses to
  Average Net Assets                              0.25%***       0.25%        0.23%         0.23        0.25%      0.25%
 Ratio of Net Investment Income to
  Average Net Assets                               .82%***       1.04%        1.21%        1.30%        1.42%      1.51%
 Turnover Rate                                      30%***         26%          27%          15%          22%        15%
=========================================================================================================================



  *Unaudited.
 **Total return figures do not reflect transaction fees on purchases (0.25% from October 31, 1997,through March 31, 2000; 0.5% from 1995 through October 31, 1997).
***Annualized.

39


-------------------------------------------------------------------------------------------------------------------------
                                                                                     VANGUARD MID-CAP INDEX FUND
                                                                                           INVESTOR SHARES
                                                                   SIX MONTHS ENDED          YEAR ENDED     APR. 20** TO
                                                                     JUNE 30, 2000*       DEC. 31, 1999    DEC. 31, 1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $11.30              $10.79           $10.00
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                         .051                .073             .053
 Net Realized and Unrealized Gain (Loss)on Investments                        1.009               1.448             .840
                                                              -----------------------------------------------------------
  Total from Investment Operations                                            1.060               1.521             .893
                                                              -----------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                            --               (.076)           (.053)
 Distributions from Realized Capital Gains                                   (0.150)              (.935)           (.050)
                                                              -----------------------------------------------------------
  Total Distributions                                                        (0.150)             (1.011)           (.103)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $12.21              $11.30           $10.79
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN***                                                               9.34%              15.32%            8.55%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                          $905                $605             $206
 Ratio of Total Expenses to Average Net Assets                               0.25%+               0.25%           0.25%+
 Ratio of Net Investment Income to Average Net Assets                        0.96%+               0.99%           1.19%+
 Turnover Rate                                                                 59%+                 38%              44%
=========================================================================================================================


  *Unaudited.
 **Subscription period for the Fund was April 20, 1998 to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
***Total return figures do not reflect the 0.25% transaction fee on purchases (from inception through February 28, 1999).
  +Annualized.



-------------------------------------------------------------------------------------------------------------------------
                                                                                       VANGUARD SMALL-CAP INDEX FUND
                                                                                             INVESTOR SHARES
                                                SIX MONTHS                                YEAR ENDED DECEMBER 31,
                                                     ENDED---------------------------------------------------------------
                                            JUNE 30, 2000*        1999         1998         1997         1996       1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $23.60      $21.20       $23.75       $20.23       $18.61     $14.99
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .119        .256         .311         .277          .26        .24
 Net Realized and Unrealized Gain (Loss)              .726       4.491       (1.007)       4.632         3.07       4.06
  on Investments                             ----------------------------------------------------------------------------
   Total from Investment Operations                   .845       4.747       (.696)        4.909         3.33       4.30
                                             ----------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   --       (.267)       (.304)       (.274)        (.27)      (.23)
 Distributions from Realized Capital Gains           (.215)     (2.080)      (1.550)      (1.115)       (1.44)      (.45)
                                             ----------------------------------------------------------------------------
  Total Distributions                                (.215)     (2.347)      (1.854)      (1.389)       (1.71)      (.68)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $24.23      $23.60       $21.20       $23.75       $20.23     $18.61
=========================================================================================================================

TOTAL RETURN**                                       3.50%      23.13%       -2.61%       24.59%       18.12%     28.74%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                 $4,096      $3,553       $2,768       $2,652       $1,713       $971
 Ratio of Total Expenses to
  Average Net Assets                              0.27%***       0.25%        0.24%        0.23%        0.25%      0.25%
 Ratio of Net Investment Income to
  Average Net Assets                              1.03%***       1.25%        1.39%        1.38%        1.51%      1.58%
 Turnover Rate                                      70%***         42%          35%          29%          28%        28%
=========================================================================================================================



  *Unaudited.
 **Total return figures do not reflect transaction fees on purchases
   (0.5% from 1996 through March 31, 2000; 1.0% from 1995 through 1996).
***Annualized.

40


-------------------------------------------------------------------------------------------------------------------------
                                                                                        VANGUARD VALUE INDEX FUND
                                                                                              INVESTOR SHARES
                                                                                         YEAR ENDED DECEMBER 31,
                                          SIX MONTHS ENDED---------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $22.89      $22.51       $20.85       $17.02       $14.79     $11.12
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .18        .355         .366          .38          .37        .41
 Net Realized and Unrealized Gain (Loss)
  on Investments                                     (1.10)      2.342        2.647         4.57         2.81       3.66
                                             ----------------------------------------------------------------------------
  Total from Investment Operations                    (.92)      2.697        3.013         4.95         3.18       4.07
                                             ----------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.17)      (.362)       (.363)        (.37)        (.38)      (.40)
 Distributions from Realized Capital Gains            (.41)     (1.955)       (.990)        (.75)        (.57)        --
                                             ----------------------------------------------------------------------------
  Total Distributions                                 (.58)     (2.317)      (1.353)       (1.12)        (.95)      (.40)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $21.39      $22.89       $22.51       $20.85       $17.02     $14.79
=========================================================================================================================

TOTAL RETURN                                        -4.12%      12.57%       14.64%       29.77%       21.86%     36.94%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                 $3,330      $3,378       $2,421       $1,796       $1,016       $496
 Ratio of Total Expenses to Average Net Assets     0.22%**       0.22%        0.22%        0.20%        0.20%      0.20%
 Ratio of Net Investment Income to Average
  Net Assets                                       1.63%**       1.59%        1.72%         2.05        2.54%      3.06%
 Turnover Rate                                       32%**         41%          33%          25%          29%        27%
=========================================================================================================================

 *Unaudited.
**Annualized.


-------------------------------------------------------------------------------------------------------------------------
                                                                                  VANGUARD SMALL-CAP VALUE INDEX FUND
                                                                                            INVESTOR SHARES
                                                                   SIX MONTHS ENDED          YEAR ENDED     APR. 20** TO
                                                                     JUNE 30, 2000*       DEC. 31, 1999    DEC. 31, 1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $8.45               $8.74           $10.00
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                         .034                .065             .045
 Net Realized and Unrealized Gain (Loss)on Investments                         .396                .210           (1.250)
                                                          ---------------------------------------------------------------
  Total from Investment Operations                                             .430                .275           (1.205)
                                                          ---------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                            --               (.070)           (.055)
 Distributions from Realized Capital Gains                                   (0.250)              (.495)              --
                                                          --------------------------------------------------------------
  Total Distributions                                                        (0.250)              (.565)           (.055)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                $8.63               $8.45           $ 8.74
=========================================================================================================================

TOTAL RETURN***                                                               5.13%               3.35%          -12.47%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                          $229                $204             $113
 Ratio of Total Expenses to Average Net Assets                               0.27%+               0.25%            0.25%
 Ratio of Net Investment Income to Average Net Assets                        0.95%+               0.96%           1.13%+
 Turnover Rate                                                                 73%+                 80%              53%
=========================================================================================================================


  *Unaudited.
 **Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
***Total return figures do not reflect transaction fees on purchases (0.5% after
   February 28, 1999;1.0% from inception through February 28, 1999).
  +Annualized.

41


-------------------------------------------------------------------------------------------------------------------------
                                                                                         VANGUARD GROWTH INDEX FUND
                                                                                                INVESTOR SHARES
                                                SIX MONTHS                                   YEAR ENDED DECEMBER 31,
                                                     ENDED---------------------------------------------------------------
                                            JUNE 30, 2000*        1999         1998         1997         1996       1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $39.43      $31.67       $22.53       $16.90       $13.97     $10.28
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .07        .207         .230          .23          .22        .21
 Net Realized and Unrealized Gain (Loss)
  on Investments                                       .94       8.821        9.244         5.88         3.07       3.68
                                             ----------------------------------------------------------------------------
  Total from Investment Operations                    1.01       9.028        9.474         6.11         3.29       3.89
                                             ----------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.07)      (.228)       (.219)        (.23)        (.22)      (.20)
 Distributions from Realized Capital Gains              --      (1.040)       (.115)        (.25)        (.14)        --
                                             ----------------------------------------------------------------------------
  Total Distributions                                 (.07)     (1.268)       (.334)        (.48)        (.36)      (.20)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $40.37      $39.43       $31.67       $22.53       $16.90     $13.97
=========================================================================================================================

TOTAL RETURN                                         2.56%      28.76%       42.21%       36.34%       23.74%     38.06%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                $16,476     $15,232       $6,644       $2,365         $787       $271
 Ratio of Total Expenses to
  Average Net Assets                               0.22%**       0.22%        0.22%        0.20%        0.20%      0.20%
 Ratio of Net Investment Income to
  Average Net Assets                               0.34%**       0.64%        0.92%        1.19%        1.57%      1.71%
 Turnover Rate                                       27%**         33%          29%          26%          29%        24%
=========================================================================================================================

 *Unaudited.
**Annualized.


-------------------------------------------------------------------------------------------------------------------------
                                                                                  VANGUARD SMALL-CAP GROWTH INDEX FUND
                                                                                                 INVESTOR SHARES

                                                                   SIX MONTHS ENDED          YEAR ENDED     APR. 20** TO
                                                                     JUNE 30, 2000*       DEC. 31, 1999    DEC. 31, 1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $11.38              $ 9.53           $10.00
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                         .012                .025              .03
 Net Realized and Unrealized Gain (Loss)on Investments                        1.068               1.860             (.47)
                                                              -----------------------------------------------------------
  Total from Investment Operations                                            1.080               1.885             (.44)
                                                              -----------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                            --               (.035)            (.03)
 Distributions from Realized Capital Gains                                       --                  --               --
                                                              -----------------------------------------------------------
  Total Distributions                                                            --               (.035)            (.03)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $12.46              $11.38           $ 9.53
=========================================================================================================================

TOTAL RETURN***                                                               9.49%              19.80%           -4.77%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                          $359                $167              $90
 Ratio of Total Expenses to Average Net Assets                               0.27%+               0.25%           0.25%+
 Ratio of Net Investment Income to Average Net Assets                        0.12%+               0.33%           0.63%+
 Turnover Rate                                                                103%+                 82%              77%
=========================================================================================================================



  *Unaudited.
 **Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
***Total return figures do not reflect transaction fees on purchases (0.5% after
   February 28, 1999; 1.0% from inception through February 28, 1999).
  +Annualized.



"Standard & Poor's (R)," "S&P (R)," "S&P 500 (R)," "Standard & Poor's 500," "500," "S&P MidCap 400," and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard U.S. Stock Index Funds and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes. Note: McGraw-Hill has sued Vanguard over Vanguard's right to use certain S&P Indexes. See page 34.

42

INVESTING WITH VANGUARD

One or more of the Funds is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on a Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next- determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will receive that day's net asset value.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Make sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

43

ACCESSING FUND INFORMATION BY COMPUTER

--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB www.vanguard.com

Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such factors as revenue, earnings, and book value.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

NET ASSET VALUE (NAV)

Net asset value per share is computed by dividing the net assets attributed to each share class by the number of shares outstanding for that class.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.




PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as earnings and book value, and these stocks typically have above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP(R) LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard U.S. Stock Index Funds,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds'annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy information
about the Funds (including the SAI)
at the SEC's Public Reference Room
in Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by electronic request at
the following e-mail address:
publicinfo@sec.gov, or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.

Funds' Investment Company Act file
number: 811-26521


(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I040N 102000

VANGUARD(R)
U.S. STOCK INDEX
FUNDS


Institutional Shares
Prospectus
October ., 2000


VANGUARD INSTITUTIONAL
INDEX FUND

VANGUARD TOTAL STOCK
MARKET INDEX FUND

VANGUARD EXTENDED
MARKET INDEX FUND

VANGUARD MID-CAP
INDEX FUND

VANGUARD SMALL-CAP
INDEX FUND

VANGUARD VALUE
INDEX FUND

VANGUARD SMALL-CAP
VALUE INDEX FUND

VANGUARD GROWTH
INDEX FUND

VANGUARD SMALL-CAP
GROWTH INDEX FUND


This prospectus contains
financial data for the Funds
through the period ended
June 30, 2000.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[THE VANGUARD GROUP LOGO]

VANGUARD U.S. STOCK INDEX FUNDS
INSTITUTIONAL SHARES
Prospectus
October ., 2000



--------------------------------------------------------------------------------
CONTENTS
1 FUND PROFILES                           32 INVESTMENT ADVISER

 1 Vanguard Institutional Index Fund      33 DIVIDENDS, CAPITAL GAINS, AND TAXES

 4 Vanguard Total Stock Market Index Fund 35 SHARE PRICE

 6 Vanguard Extended Market Index Fund    35 FINANCIAL HIGHLIGHTS

 9 Vanguard Mid-Cap Index Fund            41 INVESTING WITH VANGUARD

 12 Vanguard Small-Cap Index Fund            41 Buying Shares

 15 Vanguard Value Index Fund                43 Redeeming Shares

 18 Vanguard Small-Cap Value Index Fund      45 Other Rules You Should Know

 21 Vanguard Growth Index Fund               47 Fund and Account Updates

 24 Vanguard Small-Cap Growth Index Fund     48 Contacting Vanguard

27 MORE ON THE FUNDS                      GLOSSARY (inside back cover)

32 THE FUNDS AND VANGUARD
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objectives, risks, and strategies of certain Vanguard index funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk (R)" explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investments for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SHARE CLASSES
Each of the Vanguard Stock Index Funds offers two or three separate classes of shares. This prospectus offers Institutional Shares for all of the Funds as well as Institutional Plus Shares for Vanguard Institutional Index Fund. Institutional Shares have an investment minimum of $10 million and generally are not available through financial intermediaries or retirement plans receiving special administrative services from Vanguard. For Institutional Plus Shares, the investment minimum is $200 million.
     Please call Vanguard at 1-800-. to obtain a separate prospectus that offers Investor Shares for all of the Vanguard Stock Index Funds (excluding Vanguard Institutional Index Fund) as well as Admiral Shares for six of these Funds (500 Index Fund, Total Stock Market Index Fund, Extended Market Index Fund, Growth Index Fund, Value Index Fund, and Small-Cap Index Fund). Investor Shares and Admiral Shares have investment minimums of $3,000 ($1,000 for IRAs) and $250,000, respectively.
     The Funds' separate share classes have different expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INSTITUTIONAL SHARES, UNLESS OTHERWISE NOTED.
-------------------------------------------------------------------------------

FUND PROFILE-- VANGUARD(R) INSTITUTIONAL INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Large-capitalization stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the performance of the Fund's Institutional Shares in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception (for Institutional Shares) and for one calendar year and since inception (for Institutional Plus Shares) compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.



              ----------------------------------------------------
                    ANNUAL TOTAL RETURNS-INSTITUTIONAL SHARES
              ----------------------------------------------------
                SCALE -20% -50%
                                1991            30.34%
                                1992            7.54%
                                1993            10.02%
                                1994            1.31%
                                1995            37.60%
                                1996            23.06%
                                1997            33.36%
                                1998            28.79%
                                1999            21.17%
              ----------------------------------------------------
              The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was -1.27%.
              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 14.99% (quarter ended December 31, 1999) and the lowest return for a quarter was -6.23% (quarter ended September 30, 1999).

2


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                  SINCE
                                            1 YEAR    5 YEARS   INCEPTION*
--------------------------------------------------------------------------------
Vanguard Institutional Index Fund
  Institutional Shares                      21.17%     28.65%     19.10%
S&P 500 Index                               21.04      28.56      19.09
--------------------------------------------------------------------------------
*July 31, 1990.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                            1 YEAR          SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Institutional Index Fund
  Institutional Plus Shares                 21.21%                23.08%
S&P 500 Index                               21.04                 22.90
--------------------------------------------------------------------------------
*July 7, 1997.
--------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.



                                                           INSTITUTIONAL           INSTITUTIONAL
                                                              SHARES                PLUS SHARES
                                                       -------------------       ----------------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on                                 None                       None
Purchases:
Transaction Fee on Purchases:                                 None*                      None*
Sales Charge (Load) Imposed on Reinvested Dividends:           None                       None
Redemption Fee:                                                None                       None
Exchange Fee:                                                  None                       None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                          0.06%                     0.025%
12b-1 Distribution Fee:                                        None                       None
Other Expenses:                                                  0%                         0%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                        0.06%                     0.025%

*The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


      -------------------------------------------------------------------
                                  1 YEAR   3 YEARS   5 YEARS    10 YEARS
      -------------------------------------------------------------------
      Institutional Shares          $6       $19       $34        $77
      Institutional Plus Shares     $3       $8        $14        $32
      -------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


---------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                             NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,           Institutional Shares--InstIdx
June, September, and December; capital gains,           Institutional Plus Shares--InstPlus
if any, are distributed annually in December
                                                        VANGUARD FUND NUMBER
INVESTMENT ADVISER                                      Institutional Shares--094
The Vanguard Group, Valley Forge, Pa.,                  Institutional Plus Shares--854
since inception
                                                        CUSIP NUMBER
INCEPTION DATE                                          Institutional Shares--922040100
Institutional Shares--July 31, 1990                     Institutional Plus--Shares--922040209
Institutional Plus Shares--July 7, 1997
                                                        TICKER SYMBOL
NET ASSETS AS OF JUNE 30, 2000                          Institutional Shares--VINIX
Institutional Shares--$29.6 billion                     Institutional Plus Shares--VIIIX
Institutional Plus Shares--$7.3 billion
---------------------------------------------------------------------------------------------

4

FUND PROFILE--VANGUARD(R) TOTAL STOCK MARKET



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISK
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                    ANNUAL TOTAL RETURNS-INSTITUTIONAL SHARES
              ----------------------------------------------------
                SCALE -20% -50%
                                1998            23.37%
                                1999            23.93%
              ----------------------------------------------------
              The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was -0.38%.
              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 21.55% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.05% (quarter ended September 30, 1998).


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                 1 YEAR       SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund           23.93%           22.64%
Wilshire 5000 Index                              23.77            22.69
--------------------------------------------------------------------------------
*July 7, 1997.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                            None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.08%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.10%

    *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                    $10         $32        $56         $128
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      TotStIst
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   855
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908801

INCEPTION DATE                                     TICKER SYMBOL
July 7, 1997                                       VITSX

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2000
$24.3 billion
--------------------------------------------------------------------------------

6

FUND PROFILE-- VANGUARD(R) EXTENDED MARKET INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid- and small-capitalization stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of medium-sized and small U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- The Fund is also subject to investment style risk, which is the chance that returns from mid- or small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small- and mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently from the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                    ANNUAL TOTAL RETURNS-INSTITUTIONAL SHARES
              ----------------------------------------------------
                SCALE -20% -50%
                                1998            8.45%
                                1999           36.45%
              ----------------------------------------------------
              Return figures do not reflect the transaction fee on purchases through March 31, 2000. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was 4.03%.
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 29.63% (quarter ended December 31, 1999) and the lowest return for a quarter was -18.66% (quarter ended September 30, 1998).



--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                          1 YEAR             SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Extended Market Index Fund       36.45%                  22.47%
  Institutional Shares**
Wilshire 4500 Index                       35.37                   22.26
--------------------------------------------------------------------------------
 *July 7, 1997.
**Return figures do not reflect the transaction fee on purchases through
March 31, 2000.
--------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                            None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.07%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.10%

    *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                    $10         $32        $56         $128
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

8


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         ExtndIst

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   856
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908884
July 7, 1997
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VIEIX
JUNE 30, 2000

$6.1 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) MID-CAP INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-sized U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- The Fund is also subject to investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from other asset classes or the overall stock market. Mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently from the overall stock market.


PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                    ANNUAL TOTAL RETURNS-INSTITUTIONAL SHARES
              ----------------------------------------------------
                SCALE -20% -50%
                                1999           15.41%
              ----------------------------------------------------
              The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was 22.77%.
              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 17.26% (quarter ended December 31, 1999) and the lowest return for a quarter was -8.20% (quarter ended September 30, 1999).

10

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                    1 YEAR    SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Mid-Cap Index Fund Institutional Shares    15.41%         15.03%
S&P MidCap 400 Index                                14.72          14.12
--------------------------------------------------------------------------------
*May 21, 1998.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                            None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.10%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.12%


    *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                  $12          $39        $68         $154
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         MidCpIst

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   864
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908835
May 21, 1998
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VMCIX
JUNE 30, 2000
$1.1 billion
--------------------------------------------------------------------------------

12

FUND PROFILE--VANGUARD(R)  SMALL-CAP INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Small Stock Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies out of the 3,000 largest U.S. companies. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently from the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                    ANNUAL TOTAL RETURNS-INSTITUTIONAL SHARES
              ----------------------------------------------------
                SCALE -20% -50%
                                1998           -2.50%
                                1999           23.33%
              ----------------------------------------------------
              Return figures do not reflect the transaction fee on purchases through March 31, 2000. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was 4.48%.
              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 18.63% (quarter ended December 31, 1999) and the lowest return for a quarter was -20.12% (quarter ended September 30, 1998).

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                    1 YEAR               SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Small-Cap Index Fund        23.33%                   12.49%
  Institutional Shares**
Russell 2000 Index                   21.26                    11.58
--------------------------------------------------------------------------------
*July 7, 1997.
**Return figures do not reflect the transaction fee on purchases through
 March 31, 2000.
--------------------------------------------------------------------------------



FEES AND EXPENSES
     The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                            None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.10%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.12%

    *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                    $12         $39        $68         $154
               -------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

14


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         SmCapIst

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   857
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908876
July 7, 1997
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VSCIX
JUNE 30, 2000
$4.6 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) VALUE INDEX FUND



INVESTMENT OBJECTIVE
     The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                    ANNUAL TOTAL RETURNS-INSTITUTIONAL SHARES
              ----------------------------------------------------
                SCALE -20% -50%
                                1999           12.67%
              ----------------------------------------------------
              The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was 4.39%.
              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 10.78% (quarter ended June 30, 1999) and the lowest return for a quarter was -9.22% (quarter ended September 30, 1999).

16

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                    1 YEAR    SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Value Index Fund Institutional Shares      12.67%          8.79%
S&P 500/BARRA Value Index                           12.72           8.78
--------------------------------------------------------------------------------
*July 2, 1998.
--------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                            None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.10%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.12%

    *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                    $12         $39        $68         $154
               -------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      ValueIst
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   867
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908850

INCEPTION DATE                                     TICKER SYMBOL
July 2, 1998                                       VIVIX

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2000
$4 billion
--------------------------------------------------------------------------------

18

FUND PROFILE-- VANGUARD(R) SMALL-CAP VALUE INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently from the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. Because calendar-year performance information is not yet available for the Fund's Institutional Shares, the information presented in the bar chart and table reflects the performance of the Fund's Investor Shares (which are offered through a separate prospectus). Performance information for the Institutional Shares would be substantially similar, since both share classes represent the same portfolio of securities; their returns differ only to the extent that the expenses of the two classes differ.

     The bar chart shows the performance of the Fund's Investor Shares in the one full calendar year since inception of the Fund. The table shows how the Fund's average annual total returns for one year and since inception (for the Fund's Investor Shares) compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

19


               ----------------------------------------------------
                      ANNUAL TOTAL RETURNS-INVESTOR SHARES
               ----------------------------------------------------
                SCALE -20% -50%
                                1999           3.35%
               ----------------------------------------------------
              The return figure does not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 for Investor Shares or the transaction fee on purchases. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was 13.41%.
              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 20.08% (quarter ended June 30, 1999) and the lowest return for a quarter was -9.50% (quarter ended March 31, 1999).


--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                      1 YEAR             SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Small-Cap Value Index Fund-
 Investor Shares**                     2.83%                 -6.31%
S&P SmallCap 600/BARRA Value Index     3.03                  -6.73
--------------------------------------------------------------------------------
*May 21, 1998.
**Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 for Investor Shares but do reflect the transaction fee of 0.50% on purchases.
--------------------------------------------------------------------------------


FEES AND EXPENSES
     The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                           0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.10%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.13%

    *The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

20

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


                -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
                -------------------------------------------------
                    $63         $92       $123         $216
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         SmValIst

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   865
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908785
December 7, 1999

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2000
$279 million
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) GROWTH INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Growth Index, which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to:
- Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.
- Nondiversification risk, which is the chance that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks. This is because the Fund invests a greater percentage of its assets in the stocks of fewer companies as compared with other mutual funds.


PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                    ANNUAL TOTAL RETURNS-INSTITUTIONAL SHARES
              ----------------------------------------------------
                SCALE -20% -50%
                                1999           28.91%
              ----------------------------------------------------
              The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was -6.36%.
              ----------------------------------------------------

22

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.21% (quarter ended December 31, 1999) and the lowest return for a quarter was -3.52% (quarter ended September 30, 1999).



--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                    1 YEAR    SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Growth Index Fund Institutional Shares     28.91%         31.15%
S&P 500/BARRA Growth Index                          28.25          30.61
--------------------------------------------------------------------------------
*May 14, 1998.
--------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                            None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.10%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.12%

    *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


               -------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                    $12         $39        $68         $154
               -------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

23


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      GrowthIst
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   868
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908868

INCEPTION DATE                                     TICKER SYMBOL
May 14, 1998                                       VIGIX

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2000
$17.2 billion
--------------------------------------------------------------------------------

24

FUND PROFILE-- VANGUARD(R) SMALL-CAP GROWTH INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.


INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently from the overall stock market.


PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. Because calendar-year performance information is not yet available for the Fund's Institutional Shares, the information presented in the bar chart and table reflects the performance of the Fund's Investor Shares (which are offered through a separate prospectus). Performance information for the Institutional Shares would be substantially similar, since both share classes represent the same portfolio of securities; their returns differ only to the extent that the expenses of the two classes differ.
     The bar chart shows the performance of the Fund's Investor Shares in the one full calendar year since inception of the Fund. The table shows how the Fund's average annual total returns for one year and since inception (for the Fund's Investor Shares) compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

25


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS-INVESTOR SHARES
              ----------------------------------------------------
                SCALE -20% -50%
                                1999           19.80%
              ----------------------------------------------------
             The return figure does not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 for Investor Shares or the transaction fee on purchases. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000 was 11.97%.
              ----------------------------------------------------



     During the period shown in the bar chart, the highest return for a calendar quarter was 20.69% (quarter ended December 31, 1999) and the lowest return for a quarter was -8.29% (quarter ended March 31, 1999).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                      1 YEAR             SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Small-Cap Growth Index Fund-
  Investor Shares**                    19.20%                  8.17%
S&P SmallCap 600/BARRA Growth Index    19.57                   8.24
--------------------------------------------------------------------------------
*May 21, 1998.
**Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 for Investor Shares but do reflect the transaction fee of 0.50% on purchases.
--------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. Because the Institutional shares of the Fund have not had a full fiscal year of operating history, the expenses shown under Annual Fund Operating Expenses are estimates.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                           0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.10%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.13%

     *The transaction fee is deducted from all purchases (including exchanges from other Vangaurd funds), but not from reinvested dividends or capital gains.

26

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $63         $92       $123         $216
               -------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         SmGthIst

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   866
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908819
May 21, 1998

NET ASSETS (ALL SHARE CLASSES) AS OF
JUNE 30, 2000
$386 million
--------------------------------------------------------------------------------

MORE ON THE FUNDS

The   following   sections   discuss  other   important   features  of  Vanguard
Institutional Index Fund and the Vanguard U.S. Stock Index Funds.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select stocks.
     Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index (such as the Institutional Index Fund) would invest about 5% of its assets in that company. The Institutional Index Fund and the Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ the replication method of indexing.
     Because it would be very expensive to buy and sell all of the stocks held in certain indexes (the Wilshire 5000 Index, for example, included more than 7,000 stocks as of December 31, 1999), many funds tracking these larger indexes use a "sampling" technique. At Vanguard, we use a sophisticated computer program to select a representative sample of stocks from a Fund's target index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield, and other characteristics. For instance, if 10% of the Wilshire 5000 Index were made up of utility stocks, the Total Stock Market Index Fund would invest about 10% of its assets in some--but not all--of those utility stocks. The particular utility stocks selected by the Fund, as a group, would have investment characteristics similar to those of the utility stocks in the Index. Although the Funds' adviser attempts to closely track the performance of the index, there is no guarantee that securities selected for a Fund will provide investment performance exactly matching that of its target index. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ the sampling method of indexing.
     Each Fund seeks to provide investment results that correspond to its target index. The correlation between the performance of a Fund and its target index is expected to be at least 95%. (A correlation of 100% would indicate perfect correlation.)
     The following table shows the number of stocks held by each of the Funds, and the number of stocks in each Fund's target index, as of December 31, 1999.

             ------------------------------------------------------
                                    NUMBER OF     NUMBER OF STOCKS
             FUND                  STOCKS HELD    IN TARGET INDEX
             ------------------------------------------------------
             Institutional Index        505              500
             Total Stock Market       3,375            7,093
             Extended Market          2,843            6,605
             Mid-Cap                    402              400
             Small-Cap                1,768            1,857
             Value                      398              394
             Small-Cap Value            406              403
             Growth                     110              106
             Small-Cap Growth           198              197
             ------------------------------------------------------

28


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                         GROWTH FUNDS AND VALUE FUNDS
Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such factors as earnings and book value, and these stocks typically have above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------



ADDITIONAL RISK INFORMATION

[FLAG]EACH FUND IS SUBJECT TO MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES
     OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the S&P 500 Index, which--in addition to being the target index for the Institutional Index Fund--is a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.


             ------------------------------------------------------
                       U.S. STOCK MARKET RETURNS (1926-1999)
             ------------------------------------------------------
                            1 YEAR  5 YEARS  10 YEARS   20 YEARS
             ------------------------------------------------------
             Best            54.2%    28.6%    19.9%      17.9%
             Worst          -43.1    -12.4     -0.9        3.1
             Average         13.2     11.0     11.1       11.1
             ------------------------------------------------------


     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or any Fund in particular.

     Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/BARRA Value Index and the S&P 500/BARRA Growth Index (the target indexes for the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/BARRA Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/BARRA Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the S&P 500 Index's stocks. However, both value and growth stocks have the potential at times to be more volatile than the broader market.

[FLAG]THE FUNDS ARE ALSO SUBJECT,  IN VARYING DEGREES, TO INVESTMENT STYLE RISK,
     WHICH IS THE CHANCE THAT RETURNS FROM A SPECIFIC TYPE OF STOCK (FOR INSTANCE, SMALL-CAP OR VALUE) WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.


RISK OF NONDIVERSIFICATION
[FLAG]As index funds, the Institutional Index Fund and the U.S. Stock Index Funds each hold the largest stocks in their target indexes in approximately the same percentages as those stocks are represented in their indexes. When a target index becomes less diversified, a fund that tracks that index similarly becomes less diversified. This has happened to the GROWTH INDEX FUND. Due to the rapid appreciation of certain stocks in its target index, the Fund's top four holdings, have at times represented more than 25% of its total assets. By tracking its target index, the Fund technically has become "nondiversified" under SEC standards, although it continues to hold more than 100 stock positions in a variety of market sectors. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not. Shareholders in Vanguard Growth Index Fund are subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks.
     In the unlikely event that the target index of any of the other Vanguard U.S. Stock Index Funds becomes dominated by just a few companies, shareholders in that Fund would similarly be subject to the risk of nondiversification.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS
Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $13 billion; mid-cap funds as those holding stocks of companies with a market value between $1.5 billion and $13 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

30

TRANSACTION FEES

Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund who do not generate the costs. All transaction fees are paid directly into the fund itself (unlike a sales charge or load that non-Vanguard funds may impose to compensate their sales representatives). Without transaction fees, some index funds would have trouble tracking their target indexes.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Institutional Index Fund and the U.S. Stock Index Funds have adopted the following policies, among others, designed to discourage short-term trading:
- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Two of the Funds (Small-Cap Value and Small-Cap Growth) charge a transaction fee on purchases. The other Funds reserve the right to impose such a fee on selected purchases.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    Telephone and online exchanges are not permitted for non-IRA accounts.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------



TURNOVER RATE

Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes, such as the S&P 500, typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared to actively managed stock funds), because the indexes they track are more likely to change as a result of mergers, acquisitions, business failures, or growth of companies than a larger-cap index. The turnover rate of each Fund for each of the last five years (or since inception of the applicable share class, if shorter) is shown in the FINANCIAL HIGHLIGHTS section of this prospectus.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of December 31, 1999, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 18%; for all domestic stock funds, the average turnover rate was approximately 89%, according to Morningstar, Inc. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)
--------------------------------------------------------------------------------


INVESTMENT POLICIES
Each Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, or for any other reason determined in good faith by the Fund's Board of Trustees. In every such instance, the substitute index will measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.

     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds generally are managed without regard to tax ramifications.
     To track their target indexes as closely as possible, the Funds attempt to remain fully invested (at least 95% of total assets) in the stocks of the index. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.
     Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).
     For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. A Fund's obligation under futures contracts will not exceed 20% of that Fund's total assets.
     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

32

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.


PENDING LEGAL PROCEEDINGS
On June 8, 2000, Vanguard was sued by McGraw-Hill over Vanguard's right to use certain Standard & Poor's (S&P) trademarks and other intellectual property owned by McGraw-Hill. The suit currently is pending in the federal district court for the Southern District of New York. The suit requests, among other things: monetary damages; injunctive relief that would prevent Vanguard from using S&P indexes and S&P trademarks in connection with Vanguard's potential offering of an exchange-traded class of shares of the Funds; and declaratory relief that McGraw-Hill is entitled to terminate the license agreement that grants Vanguard the right to use certain S&P indexes and S&P trademarks. Vanguard believes that it should prevail in these proceedings; however, there is no assurance that it will do so.



THE FUNDS AND VANGUARD


All Vanguard U.S. Stock Index Funds, except Vanguard Institutional Index Fund, are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $570 billion.* All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard also provides marketing services to the member funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

*Vanguard Institutional Index Fund is not a member of The Vanguard Group, but is administered by Vanguard and pays Vanguard a fee to provide management, advisory, marketing, and other services.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------




INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser. As of June 30, 2000, Vanguard served as adviser for about $388.1 billion in assets.

     Under the terms of a service and advisory agreement, Vanguard pays for all of the Institutional Index Fund's expenses (except taxes and brokerage commissions). In turn, the Fund pays Vanguard a monthly management fee based on an annual rate of 0.06% of the average daily net assets of the Institutional Shares and 0.025% of the average daily net assets of the Institutional Plus Shares. Vanguard manages the other Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds.

     For the six months ended June 30, 2000, the investment advisory expenses for the Institutional Share classes of the U.S. Stock Index Funds represented an effective annual rate of approximately 0.01% of each Fund's average net assets.

     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. The Funds may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.



--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              THE FUNDS' ADVISER
The individual responsible for overseeing each Fund's investments is: GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the company in 1987; A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------




DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Institutional Index Fund (Institutional and Institutional Plus Shares) and the Total Stock Market, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, Small-Cap,
Small-Cap Value, and Small-Cap Growth Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                                 DISTRIBUTIONS
As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

34

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.


ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NON-TAXABLE EVENT. BY CONTRAST, A CONVERSION BETWEEN CLASSES OF SHARES OF DIFFERENT FUNDS IS A TAXABLE EVENT.


--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                              "BUYING A DIVIDEND"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------


GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
-    provide us with your correct taxpayer identification number;
-    certify that the taxpayer number is correct; and
-    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

35

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.



SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by dividing the net assets attributed to each share class by the number of shares outstanding for that class.
     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.
     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds.".



FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, plus the six months ended June 30, 2000, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Funds' financial statements--is included in the Institutional Index Fund's and the U.S. Stock Index Funds' most recent annual reports to shareholders. The information for the six-month period ended June 30, 2000, has not been audited by independent accountants. You may have the annual reports for the Institutional Index Fund and the U.S. Stock Index Funds sent to you without charge by contacting Vanguard.

36

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
This explanation uses the Institutional Index Fund Institutional Shares as an example. The Fund began the six months ended June 30, 2000 with a net asset value (price) of $134.02 per share. During the period, the Fund earned $0.71 per share from investment income (interest and dividends). There was a decline of $1.20 per share from investments that had depreciated in value or that were sold for lower prices than the Fund paid for them.

Shareholders received $0.68 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

Investment losses ($0.49 per share) plus the distributions ($0.68 per share) resulted in a share price of $132.85 at the end of the period. This was a decrease of $1.17 per share (from $134.02 at the beginning of the period to $132.85 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -0.37% for the period.

As of June 30, 2000, the Fund had $29.6 billion in net assets. For the six month period, its annualized expense ratio was 0.06% ($0.60 per $1,000 of net assets); and its annualized net investment income amounted to 1.10% of its average net assets. It sold and replaced securities valued at 11% of its net assets.
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                          VANGUARD INSTITUTIONAL INDEX FUND
                                                                                 INSTITUTIONAL SHARES
                                                                                YEAR ENDED DECEMBER 31,
                                                   SIX MONTHS ENDED -------------------------------------------------------
                                                     JUNE 30, 2000*         1999     1998        1997      1996        1995
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $134.02      $112.85  $189.56      $68.86    $57.93      $43.22
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                          .71        1.501    1.429       1.391      1.38        1.28
 Net Realized and Unrealized Gain
  (Loss) on Investments                                       (1.20)      22.143   24.177      21.415     11.90       14.86
                                                  -------------------------------------------------------------------------
  Total from Investment Operations                             (.49)      23.644   25.606      22.806     13.28       16.14
                                                  -------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment
  Income                                                       (.68)      (1.514)  (1.416)     (1.391)    (1.36)      (1.27)
 Distributions from Realized Capital Gains                       --        (.960)   (.900)      (.715)     (.99)       (.16)
                                                  -------------------------------------------------------------------------
  Total Distributions                                          (.68)      (2.474)  (2.316)     (2.106)    (2.35)      (1.43)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $132.85      $134.02  $112.85      $89.56    $68.86      $57.93
===========================================================================================================================
TOTAL RETURN                                                 -0.37%       21.17%   28.79%      33.36%    23.06%      37.60%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $29,644      $28,918  $22,338     $15,348   $11,426      $6,674
 Ratio of Total Expenses to
  Average Net Assets                                        0.06%**        0.06%    0.06%       0.06%     0.06%       0.06%
 Ratio of Net Investment Income to
  Average Net Assets                                        1.10%**        1.25%    1.46%       1.77%     2.18%       2.49%
 Turnover Rate***                                             11%**          14%      11%          7%        9%          4%
===========================================================================================================================



 *Unaudited.
**Annualized.
***Turnover rates excluding in-kind redemptions were 7%, 3%,7%, 6%, 9%, and 4%, respectively.

-------------------------------------------------------------------------------------------------------------------
                                                                                VANGUARD INSTITUTIONAL INDEX FUND
                                                                                          PLUS SHARES
                                                                          YEAR ENDED DEC. 31,
                                                    SIX MONTHS ENDED     ---------------------          JULY 7** TO
                                                    JUNE 30, 2000*         1999          1998         DEC. 31, 1997
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $134.02       $112.85       $ 89.56               $84.91
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                        .734         1.542         1.464                 .681
 Net Realized and Unrealized Gain (Loss)
  on Investments                                            (1.192)       22.143        24.177                5.455
                                                  -----------------------------------------------------------------
  Total from
    Investment Operations                                    (.458)       23.685        25.641                6.136
                                                  -----------------------------------------------------------------
 DISTRIBUTIONS
 Dividends from Net Investment Income                        (.702)       (1.555)       (1.451)               (.866)
 Distributions from Realized Capital Gains                      --         (.960)        (.900)               (.620)
                                                  -----------------------------------------------------------------
  Total Distributions                                        (.702)       (2.515)       (2.351)              (1.486)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $132.86       $134.02       $112.85               $89.56
===================================================================================================================
TOTAL RETURN                                                -0.35%        21.21%        28.83%                7.29%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $7,347        $6,861        $4,951               $3,488
 Ratio of Total Expenses to Average Net Assets           0.025%***        0.025%        0.025%            0.025%***
 Ratio of Net Investment Income to
  Average Net Assets                                      1.14%***         1.29%         1.49%             1.72%***
 Turnover Rate+                                             11%***           14%           11%                   7%
===================================================================================================================


 *Unaudited.
 **Inception.
***Annualized.
+Turnover rates excluding in-kind redemptions were 7%, 3%, 7%, and 6%, respectively.



-------------------------------------------------------------------------------------------------------------------
                                                                           VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                                                      INSTITUTIONAL SHARES
                                                                          YEAR ENDED DEC. 31,
                                                    SIX MONTHS ENDED     ---------------------          JULY 7** TO
                                                    JUNE 30, 2000*          1999          1998        DEC. 31, 1997
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $33.22        $27.42        $22.64               $21.27
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                        .177          .344          .359                 .172
 Net Realized and Unrealized Gain (Loss)
  on Investments                                             (.382)        6.133         4.898                1.642
                                                  -----------------------------------------------------------------
  Total from Investment Operations                           (.205)        6.477         5.257                1.814
                                                  -----------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                        (.165)        (.357)        (.352)               (.214)
 Distributions from Realized Capital Gains                   (.060)        (.320)        (.125)               (.230)
                                                      -------------------------------------------------------------
  Total Distributions                                        (.225)        (.677)        (.477)               (.444)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $32.79        $33.22        $27.42               $22.64
===================================================================================================================
TOTAL RETURN                                                -0.64%        23.93%        23.37%                8.60%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $4,505        $4,006        $2,445               $1,504
 Ratio of Total Expenses to Average Net Assets            0.10%***         0.10%         0.10%             0.10%***
 Ratio of Net Investment Income to
  Average Net Assets                                      1.10%***         1.26%         1.53%             1.70%***
 Turnover Rate                                              8%***+            3%            3%                   2%
===================================================================================================================



  *Unaudited.
 **Inception.
***Annualized.
+The turnover rate excluding in-kind redemptions was 4%.

38


-------------------------------------------------------------------------------------------------------------------
                                                                            VANGUARD EXTENDED MARKET INDEX FUND
                                                                                    INSTITUTIONAL SHARES
                                                                           YEAR ENDED DEC. 31,
                                                    SIX MONTHS ENDED     ---------------------          JULY 7** TO
                                                    JUNE 30, 2000*          1999          1998        DEC. 31, 1997
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $37.09        $30.63        $30.76               $29.28
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                        .163          .363          .427                 .200
 Net Realized and Unrealized Gain (Loss)
  on Investments                                              .077        10.101         2.025                3.191
                                                  -----------------------------------------------------------------
   Total from Investment Operations                           .240        10.464         2.452                3.391
                                                  -----------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                           --         (.364)        (.412)               (.371)
 Distributions from Realized Capital Gains                  (1.110)       (3.640)       (2.170)              (1.540)
                                                  -----------------------------------------------------------------
   Total Distributions                                      (1.110)       (4.004)       (2.582)              (1.911)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $36.22        $37.09        $30.63               $30.76
===================================================================================================================
TOTAL RETURN***                                              0.22%        36.45%         8.45%               11.82%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $1,069          $870          $456                 $415
 Ratio of Total Expenses to Average Net Assets              0.10%+         0.10%         0.10%               0.10%+
 Ratio of Net Investment Income to Average
  Net Assets                                                0.96%+         1.18%         1.34%               1.43%+
 Turnover Rate                                                30%+           26%           27%                  15%
===================================================================================================================



 *Unaudited.
 **Inception.
***Total return figures do not reflect transaction fees on purchases (0.25% from October 31, 1997 through March 31, 2000; 0.5% from inception through October 31,
1997).
 +Annualized.




-------------------------------------------------------------------------------------------------------------------
                                                                            VANGUARD MID-CAP INDEX FUND
                                                                                INSTITUTIONAL SHARES
                                                  SIX MONTHS ENDED             YEAR ENDED               MAY 20** TO
                                                    JUNE 30, 2000*          DEC. 31, 1999             DEC. 31, 1998
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $11.30                 $10.79                    $10.03
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                        .061                   .083                      .055
 Net Realized and Unrealized Gain (Loss)
  on Investments                                             1.009                  1.448                      .814
                                                  -----------------------------------------------------------------
  Total from Investment Operations                           1.070                  1.531                      .869
                                                  -----------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                           --                  (.086)                    (.059)
 Distributions from Realized Capital Gains                  (0.150)                 (.935)                    (.050)
                                                  -----------------------------------------------------------------
  Total Distributions                                       (0.150)                (1.021)                    (.109)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $12.22                 $11.30                    $10.79
===================================================================================================================
TOTAL RETURN***                                              9.43%                 15.41%                     8.61%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                         $239                   $143                       $39
 Ratio of Total Expenses to Average Net Assets              0.12%+                  0.12%                    0.12%+
 Ratio of Net Investment Income to Average
  Net Assets                                                1.08%+                  1.11%                    1.30%+
 Turnover Rate                                                59%+                    38%                       44%
===================================================================================================================




 *Unaudited.
**Initial share purchase date. Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
***Total return figures do not reflect the 0.25% transaction fee on purchases (from inception through February 28, 1999).
 +Annualized.

-------------------------------------------------------------------------------------------------------------------
                                                                                VANGUARD SMALL-CAP INDEX FUND
                                                                                    INSTITUTIONAL SHARES
                                                                          YEAR ENDED DEC. 31,
                                                    SIX MONTHS ENDED     ---------------------          JULY 7** TO
                                                    JUNE 30, 2000*          1999          1998        DEC. 31, 1997
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $23.61        $21.20        $23.75               $22.56
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                        .129          .295          .336                 .158
 Net Realized and Unrealized Gain (Loss)
  on Investments                                              .726         4.491        (1.007)               2.370
                                                  -----------------------------------------------------------------
   Total from Investment Operations                           .855         4.786         (.671)               2.528
                                                  -----------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                           --         (.296)        (.329)               (.288)
 Distributions from Realized Capital Gains                   (.215)       (2.080)       (1.550)              (1.050)
                                                  -----------------------------------------------------------------
   Total Distributions                                       (.215)       (2.376)       (1.879)              (1.338)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $24.25        $23.61        $21.20               $23.75
===================================================================================================================
TOTAL RETURN***                                              3.54%        23.33%        -2.50%               11.42%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                         $492          $415          $264                 $137
 Ratio of Total Expenses to Average Net Assets              0.13%+         0.12%         0.12%               0.12%+
 Ratio of Net Investment Income to Average
  Net Assets                                                1.17%+         1.37%         1.53%               1.52%+
 Turnover Rate                                                70%+           42%           35%                  29%
===================================================================================================================




 *Unaudited.
 **Inception.
***Total return figures do not reflect the 0.5% transaction fee on purchases (from inception through March 31, 2000).
 +Annualized.



-------------------------------------------------------------------------------------------------------------------
                                                                                VANGUARD VALUE INDEX FUND
                                                                                  INSTITUTIONAL SHARES
                                                  SIX MONTHS ENDED             YEAR ENDED               JULY 2** TO
                                                    JUNE 30, 2000*          DEC. 31, 1999             DEC. 31, 1998
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $22.89                 $22.51                    $23.22
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                         .19                   .377                      .196
 Net Realized and Unrealized Gain (Loss)
  on Investments                                             (1.10)                 2.342                     (.060)
                                                  -----------------------------------------------------------------
  Total from Investment Operations                            (.91)                 2.719                      .136
                                                  -----------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                         (.18)                 (.384)                    (.236)
 Distributions from Realized Capital Gains                    (.41)                (1.955)                    (.610)
                                                  -----------------------------------------------------------------
  Total Distributions                                         (.59)                (2.339)                    (.846)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $21.39                 $22.89                    $22.51
===================================================================================================================
TOTAL RETURN                                                -4.08%                 12.67%                     0.69%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                         $694                   $460                      $186
 Ratio of Total Expenses to Average Net Assets            0.12%***                  0.12%                  0.12%***
 Ratio of Net Investment Income to Average
  Net Assets                                              1.74%***                  1.68%                  1.90%***
 Turnover Rate                                              32%***                    41%                       33%
===================================================================================================================



 *Unaudited.
 **Inception.
***Annualized.

40


-------------------------------------------------------------------------------------------------------------------
                                                                        VANGUARD SMALL-CAP VALUE INDEX FUND
                                                                               INSTITUTIONAL SHARES
                                                                         SIX MONTHS ENDED               DEC. 7** TO
                                                                           JUNE 30, 2000*             DEC. 31, 1999
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $8.45                     $8.74
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                               .044                      .009
 Net Realized and Unrealized Gain (Loss)
   on Investments                                                                    .396                      .226
                                                                ---------------------------------------------------
  Total from Investment Operations                                                   .440                      .235
                                                                ---------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                                  --                     (.070)
 Distributions from Realized Capital Gains                                          (.250)                    (.455)
                                                                ---------------------------------------------------
   Total Distributions                                                              (.250)                    (.525)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                      $8.64                     $8.45
===================================================================================================================
TOTAL RETURN***                                                                     5.25%                     2.83%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                                                   $50                       $10
 Ratio of Total Expenses to Average Net Assets                                     0.13%+                    0.13%+
 Ratio of Net Investment Income
  to Average Net Assets                                                            1.15%+                    1.37%+
 Turnover Rate                                                                       73%+                       80%
===================================================================================================================




*Unaudited.
 **Inception.
***Total return does not reflect the 0.5% transaction fee on purchases.
 +Annualized.



-------------------------------------------------------------------------------------------------------------------
                                                                                VANGUARD GROWTH INDEX FUND
                                                                                   INSTITUTIONAL SHARES
                                                  SIX MONTHS ENDED             YEAR ENDED               MAY 14** TO
                                                    JUNE 30, 2000*          DEC. 31, 1999             DEC. 31, 1998
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $39.44                 $31.67                    $26.49
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                        .086                   .249                      .167
 Net Realized and Unrealized Gain (Loss)
  on Investments                                              .933                  8.821                     5.315
                                                  -----------------------------------------------------------------
  Total from Investment Operations                           1.019                  9.070                     5.482
                                                  -----------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                        (.089)                 (.260)                    (.187)
 Distributions from Realized Capital Gains                      --                 (1.040)                    (.115)
                                                  -----------------------------------------------------------------
  Total  Distributions                                       (.089)                 (.260)                    (.302)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $40.37                 $39.44                    $31.67
===================================================================================================================
TOTAL RETURN                                                 2.58%                 28.91%                    20.79%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                         $695                   $452                      $224
 Ratio of Total Expenses to Average Net Assets            0.12%***                  0.12%                  0.12%***
 Ratio of Net Investment Income to Average
  Net Assets                                              0.43%***                  0.74%                  0.97%***
 Turnover Rate                                              27%***                    33%                       29%
===================================================================================================================




 *Unaudited.
 **Inception.
***Annualized.



"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"S&P MidCap 400," and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard Institutional Index Fund, Vanguard U.S. Stock Index Funds, and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes. Note: McGraw-Hill has sued Vanguard over Vanguard's right to use certain S&P Indexes. See page 32.

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD
This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.


                                 BUYING SHARES
                               REDEEMING SHARES
                          OTHER RULES YOU SHOULD KNOW
                           FUND AND ACCOUNT UPDATES
                              CONTACTING VANGUARD
--------------------------------------------------------------------------------



BUYING SHARES


ACCOUNT MINIMUMS
                    TO OPEN AND MAINTAIN AN ACCOUNT:$10 million ($200 million for Institutional Plus Shares).
                    TO ADD TO AN EXISTING ACCOUNT:$100 by mail or exchange; $1,000 by wire.

HOW TO BUY SHARES
                    BY CHECK:Mail your check and a completed account registration to Vanguard. When adding to an existing account,send your check with an Invest-By-Mail form detached from your last account statement. For addresses, see Contacting Vanguard.
                    BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE INDEX-
                    ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES
                    REQUESTED ONLINE OR BY TELEPHONE.See Other Rules You
                    Should Know for specifics.
                    BY WIRE:Call Vanguard's Institutional Division to purchase shares by wire. See Contacting Vanguard.

42



PURCHASE
TRANSACTION         Each Fund reserves the right to deduct transaction fees from
FEES                all share purchases, including shares purchased by exchange from other Vanguard funds. These fees, which do not apply to shares purchased through reinvested dividends and capital gains, currently are assessed as follows:
                    Institutional Index Fund-None
                    Institutional Index Fund Institutional Plus Shares-None
                    Total Stock Market Index Fund-None
                    Extended Market Index Fund-None
                    Mid-Cap Index Fund-None
                    Small-Cap Index Fund-None
                    Value Index Fund-None
                    Small-Cap Value Index Fund-0.50%
                    Growth Index Fund-None
                    Small-Cap Growth Index Fund-0.50%


YOUR PURCHASE CHECK When investing by check, make the check payable to:
                    The Vanguard Group--fund number. For a list of all fund numbers, see Contacting Vanguard.

YOUR PURCHASE PRICE  You buy shares at a fund's next-determined net asset value
                    (NAV) after Vanguard accepts your purchase request. As long as your request is accepted before the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.


PURCHASE RULES YOU  THIRD PARTY CHECKS. To protect the funds from check fraud,
SHOULD KNOW         Vanguard will not accept checks made payable to third
                    parties.
                    U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
                    LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
                    NO CANCELLATIONS. Place your transaction requests carefully.
                    Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned
                    (if applicable).
                    FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time.

                                                                              43
REDEEMING SHARES

HOW TO REDEEM       Be sure to check Other Rules You Should Know before
SHARES              initiating your request.
                    ONLINE: Request a redemption through our website at vanguard.com.
                    BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting
                    Vanguard.
                    BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

YOUR REDEMPTION     You redeem shares at a fund's next-determined net asset
PRICE               value (NAV) after Vanguard accepts your redemption request, including any special documentation required under the circumstances. As long as your request is accepted before the close of regular trading on the New York Stock Exchange
                    (generally 4 p.m. Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.


TYPES OF            CHECK REDEMPTIONS: Unless instructed otherwise,
REDEMPTIONS         Vanguard will mail you a check, normally within two
                    business days of your redemption.
                    EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--OTHER THAN THE INDEX-ORIENTED FUNDS--also accept exchange redemptions requested online or by telephone. See
                    Other Rules You Should Know for specifics.
                    WIRE REDEMPTIONS: When redeeming from a money market fund, bond fund, or the Preferred Stock Fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds, except by exchanging into a bond or money market fund first. The wire redemption option is not automatic ; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online.
                    A $5 fee applies to wire redemptions under $5,000.
                    Money Market Funds: For telephone requests accepted at Vanguard by 10:30 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests accepted before 4 p.m., the redemption proceeds will arrive at your bank by the close of business on the following business day.
                    Bond Funds:  For  requests  accepted at Vanguard  by 4 p.m.
                    Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

44

REDEMPTION RULES    SPECIAL ACCOUNTS. Special documentation may be required
YOU SHOULD KNOW     to redeem from certain types of accounts, such as trust,
                    corporate, non-profit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.
                    POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind-- that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
                    RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
                    PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
                    NO CANCELLATIONS. Place your transaction requests carefully.
                    Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned
                    (if applicable).
                    EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption pro ceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

OTHER RULES YOU SHOULD KNOW


TELEPHONE           AUTOMATIC.  In setting up your account, we'll automatically
TRANSACTIONS        enable you to do business with us by regular telephone,
                    unless you instruct us otherwise in writing.
                    TELE-ACCOUNT(TM). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-
                    Account to obtain a PIN, and allow seven days before using this service.
                    PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
                      - Ten-digit account number.
                      - Complete owner name and address.
                      - Primary Social Security or employer identification
                        number.
                      - Personal Identification Number (PIN),  if  applicable.
                    SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
                    SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES. To discourage market-timing, Vanguard's Stock Index Funds,
                    Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM        REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most
                    Vanguard funds, and to perform other transactions. To establish this service, you can register online.
                    SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES. To discourage market-timing, Vanguard's stock index funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN             "GOOD ORDER" REQUIRED. We reserve the right to reject any
  INSTRUCTIONS      written transaction instructions that are not in "good
                    order." This means that your instructions must include:
                      - The fund name and account number.
                      - The amount of the transaction (in dollars or shares).
                      - Signatures of all owners exactly as registered on
                        the account.
                      - Signature guarantees, if required for the type
                        of transaction.*
                    *For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

RESPONSIBILITY FOR  Vanguard will not be responsible  for any account losses
FRAUD due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Pleasetake pre- cautions to protect yourself from fraud. Keep your account information private and immediately review any account state ments that we send to you.
                    Contact  Vanguard immediately   about  any  transactions
                    you  believe  to  be unauthorized.


UNCASHED CHECKS     Please cash your distribution or redemption checks promptly.
                    Vanguard will not pay interest on uncashed checks.


LIMITS ON ACCOUNT   Because excessive account transactions can disrupt
ACTIVITY            management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
                      -You may make no more than two substantive "round trips" through a non-money market fund during any 12-month period.
                      -Your round trips through a non-money  market fund
                      must be at   least 30 days apart.
                      -All funds may refuse share purchases at any time, for any reason.
                      -Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
                    A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL             If you experience difficulty contacting Vanguard online, by
CIRCUMSTANCES       telephone, or by Tele-Account, you can send us your
                    transaction request by regular or express mail. See
                    Contacting Vanguard for addresses.

INVESTING WITH      You may purchase or sell Investor Shares of most Vanguard
VANGUARD THROUGH    funds through a financial intermediary, such as a bank,
OTHER  FIRMS        broker, or investment adviser. ADMIRAL SHARES OF THE
                    VANGUARD FUNDS GENERALLY ARE NOT AVAILABLE THROUGH
                    FINANCIAL INTERMEDIARIES.
                    If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, determine when your order will fees, or other policies.
                    Consult your intermediary to be priced.

LOW BALANCE         For all funds except Vanguard Institutional Index Fund. Each
ACCOUNTS            fund reserves the right to convert an investor's
                    Institutional Shares into Investor Shares of the fund if the investor's account balance falls below the minimum initial investment. For Vanguard Institutional Index Fund.
                    The fund reserves theright to convert an investor's
                    Institutional Plus Shares into Institutional Shares of the fund if the investor's account balance falls below the minimum initial investment. In addition, the fund reserves the right to redeem an investor's Institu tional Shares if the investor's account balance falls below the minimum initial investment.
                    Any such conversion or redemption will be preceded by written notice to the investor. No transaction fee will be imposed on share class conversions.


FUND AND ACCOUNT
UPDATES


PORTFOLIO SUMMARIES We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each sum mary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

AVERAGE COST REVIEW For most taxable accounts, average cost review statements
STATEMENTS          will accompany the quarterly portfolio summaries. These
                    statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method.

CONFIRMATION        Each time you buy, sell, or exchange shares, we will send
STATEMENTS          you a statement confirming the trade date and amount of
                    your transaction.

TAX STATEMENTS      We will send you annual tax statements to assist in
                    preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

48


REPORTS You will receive financial reports about your funds twice a year--in February and August. These comprehensive reports include an assessment of the fund's performance (and a com parison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the fund's financial statements, which include a listing of the fund's holdings. To keep the funds' costs as low as possible (so that you and other shareholders can keep more of the funds' investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one fund report to that address-- instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

CONTACTING VANGUARD

ONLINE              VANGUARD.COM
                      -Your best source of Vanguard news
                      -For fund, account, and service information
                      -For most account transactions
                      -For literature requests
                      -24 hours per day, 7 days per week

VANGUARD TELE-        -For automated fund and account information
ACCOUNT(R)            -For redemptions by check, exchange, or wire
1-800-662-6273        -Toll-free, 24 hours per day, 7 days per week
(ON-BOARD)

INVESTOR INFORMATION
1-800-662-7447
(SHIP)                -For fund and service information
(Text telephone at    -For literature requests
1-800-952-3335)       -Business hours only

CLIENT SERVICES       -For account information
1-800-662-2739        -For most account transactions
(CREW)                -Business hours only
(Text telephone at
1-800-749-7273)


ADMIRAL SERVICE CENTER-For Admiral account information
1-888-237-9949        -For most Admiral transactions
                      -Business hours only

INSTITUTIONAL
DIVISION              -For information and services for large institutional
1-888-809-8102        investors
                      -Business hours only

VANGUARD ADDRESSES  REGULAR MAIL (INDIVIDUALS-CURRENT CLIENTS):
                    The Vanguard Group
                    P.O. Box 1110
                    Valley Forge, PA 19482-1110

                    REGULAR MAIL (INSTITUTIONS):
                    The Vanguard Group
                    P.O. Box 2900
                    Valley Forge, PA 19482-2900

                    REGULAR MAIL (GENERAL INQUIRIES):
                    The Vanguard Group
                    P.O. Box 2600
                    Valley Forge, PA 19482-2600

                    REGISTERED OR EXPRESS MAIL:
                    The Vanguard Group
                    455 Devon Park Drive
                    Wayne, PA 19087-1815

FUND NUMBER         Always use these fund numbers when contacting Vanguard
                    about the Funds:
                    Institutional Index Fund-094
                    Institutional Index Fund Institutional Plus Shares-854
                    Total Stock Market Index Fund Institutional Shares-855
                    Extended Market Index Fund Institutional Shares-856
                    Mid-Cap Index Fund Institutional Shares-864
                    Small-Cap Index Fund Institutional Shares-857
                    Value Index Fund Institutional Shares-867
                    Small-Cap Value Index Fund Institutional Shares-865
                    Growth Index Fund Institutional Shares-868
                    Small-Cap Growth Index Fund Institutional Shares-866

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such factors as revenue, earnings, and book value.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

NET ASSET VALUE (NAV)
Net asset value per share is computed by dividing the net assets attributed to each share class by the number of shares outstanding for that class.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as earnings and book value, and these stocks typically have above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd  like more  information  about
Vanguard  Institutional  Index  Fund or
Vanguard U.S. Stock Index Funds,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional  information about the
Funds'  investments is available in
the Funds'annual and semiannual
reports to shareholders.  (The
Institutional  Index Fund's reports are
separate from those of the U.S.
Stock Index Funds.)

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more  detailed
information  about the Funds.  (The
SAI for the Institutional Index Fund
is separate from that of the U.S.
Stock Index Funds.)

The current annual and semiannual
reports and the SAIs are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's
Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy information
about the Funds (including the SAI)
at the SEC's Public Reference Room
in Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by electronic request at
the following e-mail address:
publicinfo@sec.gov, or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.

Vanguard Institutional Index Fund's
Investment Company Act
file number: 811-6093

Vanguard U.S. Stock Index Funds'
Investment Company Act
file number: 811-2652

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I854N 102000

                                     PART B

                            VANGUARD(R) INDEX FUNDS

                                  (THE TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION


                                 OCTOBER ., 2000


This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses, as they may be amended from time to time. The
Trust's current prospectuses are dated October ., 2000. To obtain, without charge, a Prospectus or the most recent Annual Report to Shareholders, which contains the Funds' Financial Statements as hereby incorporated by reference, please call:


            VANGUARD INVESTOR INFORMATION DEPARTMENT 1-800-662-7447


                                TABLE OF CONTENTS

DESCRIPTION OF THE TRUST.........................................B-1
INVESTMENT POLICIES..............................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-8
PURCHASE OF SHARES...............................................B-9
SHARE PRICE......................................................B-10
REDEMPTION OF SHARES.............................................B-11
YIELD AND TOTAL RETURN...........................................B-11
MANAGEMENT OF THE FUNDS..........................................B-14
PORTFOLIO TRANSACTIONS...........................................B-18
COMPARATIVE INDEXES..............................................B-19
FINANCIAL STATEMENTS.............................................B-20

                            DESCRIPTION OF THE TRUST

ORGANIZATION

The Trust was organized as a Pennsylvania business trust in 1975, and was reorganized as a Delaware business trust in July, 1998. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. It currently offers the following funds and classes of shares:


                                              SHARE CLASSES
FUND*                            INVESTOR        ADMIRAL     INSTITUTIONAL
-----                            --------        -------     -------------
500 Index Fund..............        Yes            Yes             No
Total Stock Market Index Fund       Yes            Yes            Yes
Extended Market Index Fund..        Yes            Yes            Yes
Mid-Cap Index Fund..........        Yes             No            Yes
Small-Cap Index Fund........        Yes            Yes            Yes
Value Index Fund............        Yes            Yes            Yes
Small-Cap Value Index Fund..        Yes             No            Yes
Growth Index Fund...........        Yes            Yes            Yes
Small-Cap Growth Index Fund.        Yes            No             Yes


                    *(EACH, A FUND; COLLECTIVELY, THE FUNDS)

Note: Each of the Funds listed above is registered as a diversified management investment company. However, by tracking its target index, Vanguard Growth Index Fund technically has become "nondiversified" under SEC standards. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not.

     Each Fund has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that each Fund may issue for a particular fund or class of shares.

SERVICE PROVIDERS

     CUSTODIANS. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, and First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, PA 19106, serve as the Funds' custodians. The custodians are responsible for maintaining each Fund's assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Funds' independent accountants. The accountants audit each Fund's financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.


CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of each Fund's shares, other than the possible future termination of any of the Funds. Each Fund or class may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund or class. Unless terminated by reorganization or liquidation, each Fund and each class will continue indefinitely.

     SHAREHOLDER LIABILITY. The Funds are organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared by the Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders of each Fund are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or series; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of a Fund's net assets, and to change any fundamental policy of the Fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event a Fund is liquidated, shareholders of that Fund will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are attributable to that class.


     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of each Fund.

     CONVERSION RIGHTS. Shareholders of a Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION  PROVISIONS.  Each Fund's redemption provisions are described in
their  current   prospectus  and  elsewhere  in  this  Statement  of  Additional
Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. Each Fund's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                               INVESTMENT POLICIES

REPURCHASE AGREEMENTS

Each of the Funds may invest in repurchase  agreements  with  commercial  banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the Board of Trustees will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund.

  The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the adviser acknowledges these risks, it is expected that they will be controlled through careful monitoring procedures.

LENDING OF SECURITIES

Each Fund may lend its securities on a short-term or long-term basis to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, a Fund can increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms, the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the rules or interpretations of the Commission thereunder.

These provisions limit the amount of securities a fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and
(d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event occurs that affects the securities on loan, the Fund must call the loan and vote the securities.

TEMPORARY INVESTMENTS

The Funds may take temporary defensive measures that are inconsistent with a Fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include investments in (a) highly liquid short-term fixed-income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Funds; (c) repurchase agreements involving any such securities; and (d) other money market instruments. There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve their investment objective.

VANGUARD INTERFUND LENDING PROGRAM

The Commission has issued an exemptive order permitting the Funds and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that the Fund may not be able to sell or dispose of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

FUTURES CONTRACTS

Each Fund may enter into futures contracts, options, warrants, options on futures contracts, convertible securities, and swap agreements for the purpose of simulating full investment and reducing transaction costs. The Funds do not use futures or options for speculative purposes. Each Fund will only use futures and options to simulate full investment in the underlying index while retaining a cash balance for fund management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on deposits which may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. Each Fund expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities either held for investment purposes or expected to be acquired by them. Speculators are less inclined to own, or intend to purchase, the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC applicable to the Funds require that all of their futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of any Fund's portfolio. A Fund will only sell futures contracts to protect the Fund against declines in the prices of the securities underlying the futures contracts or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that the majority of its futures contract purchases will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge. Each Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Funds also bear the risk that the adviser will incorrectly predict future stock market trends. However, because the futures strategy of the Funds is engaged in only for hedging purposes, the Funds' officers do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Each Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for each Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     A Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

FOREIGN INVESTMENTS

Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that comprise the index it tracks. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

     CURRENCY RISK. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts in order to hedge a Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.

     COUNTRY RISK. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation of confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds' foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from foreign companies held by the

Funds. However, these foreign withholding taxes are not expected to have a significant impact on the Funds, since each Fund seeks long-term capital appreciation and any income should be considered incidental.

INVESTMENT POLICIES RELATING TO THE SALE OF INVESTOR SHARES OF VANGUARD SMALL-CAP INDEX FUND IN JAPAN

In connection with the offering of the Small-Cap Index Fund's (the Fund's) Investor Shares in Japan, the Fund has undertaken to the Japanese Securities Dealers Association that the Fund may not:

1. borrow money, except for temporary or emergency purposes in an amount not exceeding 10% of the Fund's net assets;

2. together with other mutual funds managed by The Vanguard Group, Inc., acquire more than 50% of the outstanding voting securities of any issuer;

3. invest more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); and

4.   sell securities short at any time in excess of its net asset value.

     If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as (i) shares of the Fund are qualified for offer or sale in Japan and (ii) the undertaking is required by the "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transactions by the Japanese Securities Dealers Association.

                       FUNDAMENTAL INVESTMENT LIMITATIONS

Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) 67% or more of the shares voted, so long as more than 50% of a Fund's outstanding shares are present or represented by proxy; or (ii) shares representing more than 50% of the Fund's outstanding shares.

     BORROWING. A Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. A Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. A Fund may not make any additional investments if its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. A Fund may not invest in commodities, except that it may invest in stock index futures contracts, stock options and options on stock index futures contracts. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION.  With respect to 75% of its total assets,  a Fund may not:
(i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. A Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. From time to time, the Funds' Board of Trustees may determine that certain restricted securities known as Rule 144A securities are liquid and not subject to the 15% limitation.

     INDUSTRY CONCENTRATION. A Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. A Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. A Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. A Fund may not lend money to any person except by purchasing fixed-income securities that are publicly distributed, lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. A Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     OIL, GAS, MINERALS. A Fund may not invest in interests in oil, gas or other mineral exploration or development programs.

     PLEDGING ASSETS. A Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

     PUTS/CALLS. A Fund may not purchase or sell put, call, straddle or spread options, except as permitted by the Fund's investment policies relating to commodities.

     REAL ESTATE. A Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.

     SENIOR SECURITIES. A Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. A Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     The above-mentioned investment limitations are considered at the time investment securities are purchased.

     None of these limitations prevents a Fund from participating in The Vanguard Group (Vanguard). Because each Fund is a member of the Group, the Funds may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Funds" for more information.

                               PURCHASE OF SHARES

The Funds reserve the right in their sole discretion (i) to suspend the offerings of a Fund's shares, (ii) to reject purchase or exchange orders when in the judgment of management such rejection is in the best interest of a Fund,
(iii) impose a transaction fee on a purchase of a Fund's shares if the purchase, in the opinion of Vanguard, would disrupt the efficient management of the Fund, and (iv) to reduce or waive the minimum investment for, or any other restrictions on, initial and subsequent investments as well as redemption fees for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund's shares.

     EXCHANGE OF SECURITIES FOR SHARES OF A FUND. In certain circumstances, shares of a Fund may be purchased "in kind," i.e., in exchange for securities, rather than for cash. The securities tendered as part of an in-kind purchase must be included in the Index tracked by the Fund and must have a total market value of $1 million or more. In addition, each position must have a market value of $10,000 or more. Such securities also must be liquid securities which are not restricted as to transfer and have a value that is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ. Securities accepted by the Fund will be valued as set forth under "Share Price" in the Fund's prospectus as of the time of the next determination of net asset value after such acceptance. Shares of each Fund are issued at net asset value determined as of the same time. "IN-KIND" PURCHASES OF THE SMALL-CAP VALUE INDEX AND SMALL-CAP GROWTH INDEX FUNDS WILL NOT BE SUBJECT TO THEIR NORMAL TRANSACTION FEE OF 0.5%. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for Federal income tax purposes would be realized by the investor upon the exchange depending upon the cost of the securities tendered.

     A Fund will not accept securities in exchange for its shares unless: (1) such securities are, at the time of the exchange, eligible to be held by the Fund; (2) the transaction will not cause the Fund's weightings to become imbalanced with respect to the weightings of the stocks included in the corresponding Index; (3) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (4) such securities are traded in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made; (5) the quoted sales price used as a basis of valuation is representative (e.g., one that does not involve a trade of substantial size that artificially influences the price of the security); and
(6) the value of any such security being exchanged will not exceed 5% of the Fund's net assets immediately prior to the transaction.

     Investors interested in purchasing Fund shares in-kind should contact Vanguard.

                                  SHARE PRICE

The share price, or "net asset value" per share for the 500 Index Fund is calculated by dividing the total assets of the Fund, less all liabilities, by the total number of shares outstanding. The net asset value for each share class of the other Funds is calculated by dividing the net assets attributable to each share class by the total number of shares outstanding for that share class. The net asset value is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Exchange is open for trading.

     Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Short-term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Foreign securities are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time a Fund is valued. Prices are obtained from the broadest and most representative market on which the securities trade. If events which materially affect the value of a Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     In determining a Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the officially quoted daily exchange rates used by Morgan Stanley Capital International in calculating various benchmarking indexes. This officially quoted exchange rate may be determined prior to or after the close of a particular securities market. If such quotations are not available or do not reflect market conditions at the time the Fund is valued, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     The share price for each Fund can be found daily in the mutual fund listings of most major newspapers under the heading of "Vanguard Index Funds."

                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during the 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     No charge is made by any of the Funds for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.

TRADING SHARES THROUGH CHARLES SCHWAB

The Funds have authorized Charles Schwab & Co., Inc. (Schwab) to accept on its behalf purchase and redemption orders under certain terms and conditions. Schwab is also authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf subject to those terms and conditions. Under this arrangement, the Funds' will be deemed to have received a purchase or redemption order when Schwab or, if applicable, Schwab's authorized designee, accepts the order in accordance with the Funds' instructions. Customer orders that are properly transmitted to the Funds by Schwab, or if applicable, Schwab's authorized designee, will be priced as follows:

     If you place your order through Schwab and it is received before 3 p.m. Eastern time on any business day, your order will be sent to Vanguard that day and your share price will be based on the Fund's net asset value calculated at the close of trading that day. If your order is received after 3 p.m. Eastern time, it will be sent to Vanguard on the following business day and your share price will be based on the Fund's net asset value calculated at the close of trading that day.

                             YIELD AND TOTAL RETURN

     The annualized yield of each Fund for the 30-day period ended December 31, 1999 is set forth below for the then-available share classes.

                                        INVESTOR SHARES   INSTITUTIONAL SHARES
                                        ---------------   --------------------
500 Index Fund..................              0.98%                N/A
Total Stock Market Index Fund...              1.01                1.11%
Extended Market Index Fund......              0.82                0.96
Mid-Cap Index Fund..............              0.92                1.04
Small-Cap Index Fund............              1.15                1.27
Value Index Fund................              1.52                1.62
Small-Cap Value Index Fund......              0.97                 *
Growth Index Fund...............              0.50                0.60
Small-Cap Growth Index Fund.....              0.22                 *
---------
*As  of  December  31,  1999,  a  30-day  yield  was  not   available   for  the
 Institutional Shares.

     The average annual total return of each Fund for the one-, five-, and ten-year periods ended December 31, 1999, or since inception, is set forth below.

                                1 YEAR ENDED   5 YEARS ENDED     10 YEARS ENDED
INVESTOR SHARES (1)              12/31/1999    12/31/1999(3)      12/31/1999(4)
------------------              ----------     -------------      -------------
500 Index Fund.................     21.07%        28.49%             18.07%
Total Stock Market Index Fund..     23.81         26.84              19.80
Extended Market Index Fund.....     36.22         24.10              16.33
Mid-Cap Index Fund.............     15.32         14.93                 --
Small-Cap Index Fund...........     23.13         17.84              14.20
Value Index Fund...............     12.57         22.82              18.66
Small-Cap Value Index Fund(2)..      2.83         -6.31                 --
Growth Index Fund..............     28.76         33.65              23.74
Small-Cap Growth Index Fund(2).     19.20          8.17                 --



                                1 YEAR ENDED   5 YEARS ENDED    10 YEARS ENDED
INSTITUTIONAL SHARES (1)         12/31/1999    12/31/1999(3)    12/31/1999(4)
--------------------             ----------    -------------    -------------
Total Stock Market Index Fund..    23.93%         22.64%             --
Extended Market Index Fund.....    36.45          22.47              --
Mid-Cap Index Fund.............    15.41          15.03              --
Small-Cap Index Fund...........    23.33          12.49              --
Value Index Fund...............    12.67           8.79              --
Small-Cap Value Index Fund.....       --             --              --
Growth Index Fund..............    28.91          31.15              --
Small-Cap Growth Index Fund....       --             --              --
---------
(1) Total return figures do not reflect the $10 annual account maintenance fee for accounts under $10,000 or transaction fees no longer in effect.
(2)  Total return figures reflect a 0.50% transaction fee on share purchases.
(3) Average annual total returns since inception for: Mid-Cap Index Fund (5/21/1998); Small-Cap Value Index Fund (5/21/1998); Small-Cap Growth Index Fund (5/21/1998); Total Stock Market Index Fund Institutional Shares (7/7/1997); Extended Market Index Fund Institutional Shares (7/7/1997); Mid-Cap Index Fund Institutional Shares (5/21/1998); Small-Cap Index Fund Institutional Shares (7/7/1997); Value Index Fund Institutional Shares (7/2/1998); and Growth Index Fund Institutional Shares (5/14/1998).
(4) Average annual total returns since inception for: Total Stock Market Index Fund (4/27/1992); Value Index Fund (11/2/1992); and Growth Index Fund (11/2/1992).

     The Institutional Shares of the Small-Cap Value Index Fund and Small-Cap Growth Index Fund had no average annual total returns to report as of December 31, 1999.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/N-1

  Where:

          T   = average annual total return
          P   = a hypothetical initial investment of $1,000
          n   = number of years
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas:

After-tax return:

                                 P (1+T) N =ATV

  Where:

           P  = a hypothetical initial payment of $1,000
           T = average annual after-tax total return n = number of years
          ATV = after-tax value at the end of the 1-,5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods.
Instructions:

1. Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.
2. Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e. return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).
3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.
4.   State the total return quotation to the nearest hundreth of one percent.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):
                                      B-13

                                  C = (ERV/P)-1

  Where:

          C   = cumulative total return
          P   = a hypothetical initial investment of $1,000
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[((A-B)/CD+1) 6 -1]

  Where:

          a  = dividends and interest earned during the period.
          b  = expenses accrued for the period (net of
               reimbursements).
          c  = the average daily number of shares outstanding during the period that were entitled to receive dividends.
          d = the maximum offering price per share on the last day of the period.

                             MANAGEMENT OF THE FUNDS

OFFICERS AND TRUSTEES

The officers of the Funds manage its day-to-day operations and are responsible to the each Fund's Board of Trustees. The Trustees set broad policies for each Fund and choose their officers. The following is a list of the Trustees and officers of the Funds and a statement of their present positions and principal occupations during the past five years. As a group, the Funds' Trustees and officers own less than 1% of the outstanding shares of each Fund. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 103 funds administered by Vanguard (102 in the case of Mr. Malkiel and 93 in the case of Mr. MacLaury). The mailing address of the Trustees and officers of each Fund is Post Office Box 876, Valley Forge, PA 19482.

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer & Trustee* Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital (Investment Management), The Jeffrey Co. (Holding Company), NeuVis, Inc. (Software Co.), and Select Sector SPDR Trust (Exchange-Traded Mutual Fund).

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/ Appliances); and Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals).



JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Retired Chairman and CEO of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engines), The Mead Corp. (Paper Products); and AmeriSource Health Corp. (Pharmaceutical Distribution); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller*
Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.
---------
*Officers of the Funds are "interested persons" as defined in the 1940 Act.

THE VANGUARD GROUP

Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Funds and the other funds in The Vanguard Group obtain at cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard Funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the Funds and also furnishes the Funds with necessary office space, furnishings and equipment. Each Fund pays its share of Vanguard's total expenses which are allocated among the Funds under methods approved by the Board of Trustees of the Funds. In addition, each Fund bears its own direct expenses such as legal, auditing and custodian fees.

     The Funds' officers are officers of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the Funds.

     Vanguard has adopted a Code of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the Funds (access persons) from profiting from that information. The Code permits access persons to invest in securities for their own accounts, including securities that may be held by the Funds, but places substantive and procedural restrictions on their trading activities. For example, the Code requires that access persons of the Funds receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the Funds.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The Amended and Restated Funds' Service Agreement provides that each Vanguard fund may be called upon to invest up to .40% of its current net assets in Vanguard as contributions to Vanguard's capitalization, and that there is no limit on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization. The amounts which each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. At December 31, 1999, each of the Index Trust Funds had contributed capital to Vanguard representing 0.02% of its net assets. The total amount contributed by the Funds was $29,702,000, which represented 29.7% of Vanguard's capitalization.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of Vanguard, provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The
Trustees and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each fund, and whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the various Vanguard funds based upon relative net assets. The remaining one half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a group; provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for Vanguard, and that no fund shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets. With respect to the funds which have two classes of shares, expenses paid to Vanguard for marketing and distribution activities will be allocated to the class of shares of the fund on behalf of which the expenses were incurred by making such allocations to each share class as if each such class were a separate Vanguard fund. With respect to the funds which have two classes of shares, expenses associated with Vanguard's provision of shareholder account services will be allocated to each share class on the basis of the amount incurred by each share class.

     During the fiscal years ended December 31, 1997, 1998, and 1999, the Funds incurred the following approximate amounts of Vanguard's management (including transfer agency), distribution, and marketing expenses:

FUND                                          1997          1998          1999
----                                          ----          ----          ----
Vanguard Total Stock Market Index Fund  $9,113,000   $15,330,000   $27,815,000
Vanguard 500 Index Fund.....           $75,851,000  $108,134,000  $156,491,000
Vanguard Extended Market Index Fund     $5,518,000    $6,534,000    $8,139,000
Vanguard Mid-Cap Index Fund.                   N/A      $174,000*     $907,000
Vanguard Small-Cap Index Fund...........$4,817,000    $6,369,000    $6,812,000
Vanguard Value Index Fund...............$2,723,000    $4,562,000    $6,692,000
Vanguard Small-Cap Value Index Fund.....       N/A      $102,000*     $316,000
Vanguard Growth Index Fund..............$3,147,000    $8,785,000   $23,861,000
Vanguard Small-Cap Growth Index Fund....       N/A       $65,000*     $203,000
---------
* Since Inception, April 20, 1998.

     INVESTMENT ADVISORY SERVICES. The Funds that comprise Vanguard Index Trust receive all investment advisory services from Vanguard. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the Vanguard funds utilizing these services. During the fiscal years ended December 31, 1997, 1998 and 1999, the Funds incurred expenses for investment advisory services in the following amounts:

FUND                                           1997         1998         1999
----                                           ----         ----         ----
Vanguard Total Stock Market Index Fund      $56,000      $82,000     $120,000
Vanguard 500 Index Fund.....                $67,000      $80,000     $100,000
Vanguard Extended Market Index Fund         $53,000      $73,000     $120,000
Vanguard Mid-Cap Index Fund.                    N/A      $20,000*     $67,000
Vanguard Small-Cap Index Fund........       $67,000     $100,000     $167,000
Vanguard Value Index Fund...                $22,000      $37,000      $67,000
Vanguard Small-Cap Value Index Fund..           N/A      $20,000*     $53,000
Vanguard Growth Index Fund...........       $22,000      $37,000      $67,000
Vanguard Small-Cap Growth Index Fund.           N/A      $20,000*     $53,000
Vanguard Small-Cap Index Fund........       $67,000     $100,000     $167,000
---------
*Since Inception, April 20, 1998.

TRUSTEE COMPENSATION

The same individuals serve as Trustees of all Vanguard funds (with two exceptions, which are noted in the table appearing on page B-18), and each fund pays a proportionate share of the Trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent Trustees--that is, the ones who are not also officers of the funds--in three ways:

 .    The  independent  Trustees  receive an annual fee for their  service to the funds, which is subject to reduction based on absences from scheduled Board meetings.

 .    The  independent  Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

 .    Upon retirement,  the independent  Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as Trustee, but is not paid in this capacity. He is however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Fund for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard funds.

                                          VANGUARD INDEX TRUST
                                           COMPENSATION TABLE

                                                       PENSION OR
                                                       RETIREMENT                         TOTAL
                                                        BENEFITS                      COMPENSATION
                                        AGGREGATE      ACCRUED AS       ESTIMATED       FROM ALL
                                       COMPENSATION   PART OF THESE      ANNUAL         VANGUARD
                                        FROM THESE       FUNDS'       BENEFITS UPON   FUNDS PAID TO
 NAMES OF TRUSTEES                        FUNDS         EXPENSES(1)    RETIREMENT       TRUSTEES(2)
-----------------------------------------------------------------------------------------------------
John C. Bogle (3)  . . . . . . . . .      None            None            None            None
John J. Brennan. . . . . . . . . . .      None            None            None            None
JoAnn Heffernan Heisen . . . . . . .     $21,767          $1,199         $15,000         $80,000
Bruce K. MacLaury. . . . . . . . . .     $22,553          $2,032         $12,000         $75,000
Burton G. Malkiel. . . . . . . . . .     $21,925          $1,985         $15,000         $80,000
Alfred M. Rankin, Jr.. . . . . . . .     $21,767          $1,452         $15,000         $80,000
James O. Welch, Jr.. . . . . . . . .     $21,767          $2,122         $15,000         $80,000
J. Lawrence Wilson . . . . . . . . .     $21,767          $1,533         $15,000         $80,000

---------
(1) The amounts shown in this column are based on the Funds' fiscal year ended December 31, 1999.

(2) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 103 Vanguard funds (102 in the case of Mr. Malkiel; 93 in the case of Mr. MacLaury) for the calendar year.

(3)  Mr. Bogle has retired from the Funds' Board, effective December 31, 1999.

                             PORTFOLIO TRANSACTIONS

In placing portfolio transactions on behalf of a Fund, The Vanguard Group uses its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available are considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration is given to those brokers which supply statistical information and provide other services in addition to execution services to the Fund.

     Since the Funds do not market their shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of their shares which may be made through such firms. However, a Fund may place portfolio orders with qualified broker-dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider the sale of Fund shares by a broker or dealer in selecting among broker dealers.

     During the fiscal years ended December 31, 1997, 1998 and 1999, the Funds paid brokerage commissions in the following amounts:


FUND                                              1997         1998         1999
----                                              ----         ----         ----
Vanguard Total Stock Market Index Fund..      $840,641   $1,104,269   $2,163,000
Vanguard 500 Index Fund.................    $2,956,036   $4,181,268   $6,008,000
Vanguard Extended Market Index Fund.....      $830,234     $966,456   $1,122,000
Vanguard Mid-Cap Index Fund.............           N/A     $109,539     $223,000
Vanguard Small-Cap Index Fund...........    $1,480,436   $1,649,209   $2,284,000
Vanguard Value Index Fund...............      $179,361     $254,984     $552,000
Vanguard Small-Cap Value Index Fund.....           N/A      $88,369     $166,000
Vanguard Growth Index Fund..............      $294,025     $827,065   $2,959,000
Vanguard Small-Cap Growth Index Fund....           N/A      $62,118      $49,000

                               COMPARATIVE INDEXES

Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group, including Vanguard Index Trust, may from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S 500/BARRA VALUE INDEX--consists of the stocks in the Standard & Poor's 500 Composite Stock Price Index (S&P 500) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S 500/BARRA GROWTH  INDEX--consists of the stocks in the S&P 500
with  the  highest   price-to-book   ratios,   comprising   50%  of  the  market
capitalization of the S&P 500.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 7,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 COMPLETION INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard & Poor's 500 Index.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

RUSSELL   2000  STOCK   INDEX--is   composed   of   approximately   2,000  small
capitalization stocks.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

SALOMON BROTHERS BROAD INVESTMENT-GRADE BOND INDEX--is a market-weighted index that contains approximately 4700 individually priced investment-grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass-through securities.

LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of 10 years or greater.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Brothers Corporate A or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN BROTHERS  LONG-TERM  CORPORATE AA OR BETTER BOND  INDEX--consists  of all
publicly    issued,    fixed    rate,    non-convertible    investment    grade,
dollar-denominated, SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa- or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS CORPORATE A OR BETTER BOND INDEX--consists of all publicly issued, investment grade corporate bonds rated A or better, of all maturity levels.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between 1 and 5 years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between 5 and 10 years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than 10 years. The index has a market value of over $1.1 trillion.

LEHMAN BROTHERS CORPORATE (BAA) BOND INDEX--all publicly offered fixed-rate, non-convertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than 10 years.

                              FINANCIAL STATEMENTS

The Funds' Financial Statements as of and for the year ended December 31, 1999, appearing in the Vanguard Index Trust 1999 Annual Reports to Shareholders and inserts thereto, and the reports thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Funds' Annual Reports to Shareholders, which may be obtained without charge.


                                                                   SAI040 102000

                                     PART C

                              VANGUARD INDEX TRUST

                                OTHER INFORMATION

ITEM 23. EXHIBITS


(a)    Declaration of Trust*
(b)    By-Laws*
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)    Not applicable
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement*
(h)    Amended and Restated Funds' Service Agreement*
(i)    Legal Opinion*
(j)    Consent of Independent Accountants**
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Not Applicable
(o)    Rule 18f-3 Plan**
(p)    Code of Ethics*

  *Filed previously
 **Filed herewith


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Investment advisory services are provided to the Registrant on an at-cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Registrant and the other funds in The Vanguard Group of Investment Companies. See the information concerning The Vanguard Group, Inc. set forth in Parts A and B. For information as to any other business, vocation or employment of a substantial nature in which each director or officer of the Registrant's investment advisor is or has been engaged for his own account or in the capacity of officer, employee, partner or trustee, reference is made to Form ADV (File #801-11953) filed by it under the Investment Advisers Act of 1940.

ITEM 27. PRINCIPAL UNDERWRITERS

a.     Not Applicable
b.     Not Applicable
c.     Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the 1940 Act and the Rules thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodians, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02105, First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, PA 19106, and The Chase Manhattan Bank, N.A., 4 Chase Metro Tech Center, Brooklyn, New York, 11245.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 16th day of October, 2000.


                                               VANGUARD INDEX FUNDS



                                   BY:_____________(signature)________________

                                    (HEIDI STAM) JOHN J. BRENNAN* CHAIRMAN AND
                                              CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                     TITLE                              DATE
--------------------------------------------------------------------------------

By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      October 16, 2000
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*


By:/S/ JOANN HEFFERNAN HEISEN Trustee                         October 16, 2000
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BRUCE K. MACLAURY      Trustee                         October 16, 2000
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*


By:/S/ BURTON G. MALKIEL      Trustee                         October 16, 2000
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*


By:/S/ ALFRED M. RANKIN, JR.  Trustee                         October 16, 2000
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ JAMES O. WELCH, JR.    Trustee                         October 16, 2000
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*


By:/S/ J. LAWRENCE WILSON     Trustee                         October 16, 2000
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         October 16, 2000
   ---------------------------
       (Heidi Stam)           Financial Officer and Principal
      Thomas J. Higgins*      Accounting Officer

*By Power of Attorney. See File Number 33-4424, filed on January 25, 1999.
 Incorporated by Reference.

                                  EXHIBIT INDEX

Consent of Independent Accountants. . . . . . . . . . . Ex-99.BJ
Multiple Class Plan. . . . . . . . . . . . . . . . . . .Ex-99.BO